UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6457
                                                     ---------------------

               Nuveen Premier Insured Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31st
                                           ------------------

                  Date of reporting period: April 30th
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT April 30, 2003

                                 Nuveen
                   Municipal Closed-End
                        Exchange-Traded
                                  Funds

                                        INSURED QUALITY
                                        NQI

                                        INSURED OPPORTUNITY
                                        NIO

                                        PREMIER INSURED
                                        INCOME
                                        NIF

                                        INSURED PREMIUM
                                        INCOME 2
                                        NPX

                                        INSURED DIVIDEND
                                        ADVANTAGE
                                        NVG

                                        INSURED TAX-FREE
                                        ADVANTAGE
                                        NEA

                            DEPENDABLE,
                        TAX-FREE INCOME
                                BECAUSE
                IT'S NOT WHAT YOU EARN,
                  IT'S WHAT YOU KEEP.(R)

                                                        Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).



SOME COMMON CONCERNS:

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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.



IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

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     back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: "NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A WELL-BALANCED PORTFOLIO ... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR LONG-TERM FINANCIAL GOALS."


Dear
   SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder how fixed-income investments will perform if interest rates begin to rise. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 16, 2003

Nuveen Municipal Closed-End Exchange-Traded Funds
(NQI, NIO, NIF, NPX, NVG, NEA)

Portfolio Manager's
               COMMENTS

Portfolio manager Tom O'Shaughnessy reviews economic and market conditions, key investment strategies, and the recent performance of the Funds. With 20 years of investment experience at Nuveen, Tom has managed NEA since its inception in November 2002, and assumed management responsibility for NQI, NIO, NIF, NPX and NVG in January 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE PERIOD ENDED APRIL 30, 2003?

The underlying economic and market conditions have not changed much since our last shareholder report dated October 31, 2002. We believe the most influential factors shaping the U.S. economy and the municipal market during this reporting period continued to be the sluggish pace of economic growth and interest rates that remained at 40-year lows. At the same time, continued geopolitical concerns, centering on the ongoing threat of terrorism and the situation in Iraq, also had an impact during this reporting period, particularly in terms of investor sentiment.

In the municipal market, the slow economic recovery and the continued lack of inflationary pressures created conditions that helped many bonds perform well during this reporting period. As of April 2003, inflation was running at 1.5% annualized, the lowest annual rate in 37 years. Following a record year in 2002, municipal issuance nationwide remained very heavy during the first four months of 2003, with $113.5 billion in new municipal bonds coming to market, an increase of 21% over the same period in 2002. Despite the large supply of new municipal bonds, firm or improving prices indicated continued strong demand from investors. In particular, institutional investors such as property/ casualty insurance companies, hedge funds, arbitrage accounts and pension funds were active buyers in the municipal market over much of this reporting period.

HOW DID THESE FUNDS PERFORM OVER THE TWELVE-MONTH PERIOD ENDED APRIL 30, 2003?

Individual results for these Funds, as well as for appropriate benchmarks, are presented in the accompanying table.

                               TOTAL RETURN           LEHMAN     LIPPER
                MARKET YIELD         ON NAV    TOTAL RETURN1   AVERAGE2
-----------------------------------------------------------------------
                                     1 YEAR           1 YEAR     1 YEAR
                   TAXABLE-           ENDED            ENDED      ENDED
       4/30/03  EQUIVALENT3         4/30/03          4/30/03    4/30/03
-----------------------------------------------------------------------
NQI      6.07%        8.67%          12.57%            9.42%     11.66%
-----------------------------------------------------------------------
NIO      6.03%        8.61%          13.54%            9.42%     11.66%
-----------------------------------------------------------------------
NIF      6.02%        8.60%          13.19%            9.42%     11.66%
-----------------------------------------------------------------------
NPX      5.92%        8.46%          12.94%            9.42%     11.66%
-----------------------------------------------------------------------
NVG      6.17%        8.81%          15.36%            9.42%     11.66%
-----------------------------------------------------------------------
NEA      6.18%        8.83%             N/A                -          -
-----------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

1 The total annual returns on common share net asset value (NAV) for these insured Funds are compared with the total annual return of the Lehman Brothers Insured Municipal Bond Index, an unleveraged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Nuveen Funds are compared with the average annualized return of the 22 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

For the twelve months ended April 30, 2003, all five of the Funds in this report having at least one year of performance history outperformed the unleveraged, unmanaged Lehman Brothers Insured Municipal Bond Index and their Lipper Fund peer group average.

Much of this outperformance relative to the Lehman Index is attributable to the Funds' use of leverage, a strategy that adds volatility but can provide the opportunity for additional income for common shareholders. Leverage can work especially well during periods of low short-term interest rates, as was the case during the twelve-month period.

In addition to leverage, the relative performances of these Funds were influenced by factors such as call exposure, credit selection, and the generally strong overall performance of AAA rated securities over the measurement period. During the twelve-month period, the total return performance of the insured municipal sector of the Lehman index topped that of the municipal market as a whole by almost 100 basis points.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income they pay MuniPreferred holders, which can potentially leave more earnings to support common share dividends. During the twelve months ended April 30, 2003, the continued low level of short-term interest rates enabled us to implement four dividend increases in NQI and three each in NIO, NIF, and NPX. The two newer Funds - NVG and NEA - have continued to pay steady, attractive dividends since their first dividend declarations in May 2002 and January 2003, respectively.

Over the course of the twelve-month period, strong demand and favorable market conditions helped to boost the share prices and NAVs of all six of the Funds in this report. As of April 30, 2003, NQI and NPX had moved from trading at discounts to their common share net asset values to trading at premiums, NIO was trading at virtually the same level as its NAV, and NIF's premium had widened. For NVG, the increase in NAV outpaced the rise in share price, and this Fund was trading at a discount. Through April 30, 2003, NEA has traded at a premium since its introduction in November 2002. (See charts on individual Performance Overview pages.)

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE PERIOD ENDED APRIL 30, 2003?

Over the reporting period, we continued to place strong emphasis on diversifying the Funds' port-folios, enhancing call protection and supporting their future dividend-paying capabilities. Since these Funds primarily hold insured bonds, which are not subject to normal credit risk, our risk management efforts focused on interest rate risk. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration4 of a Fund's portfolio, the greater its interest rate risk. Over the past year, we worked systematically to shorten the Funds' durations, which we believe will help us better control interest rate risk over time and enhance the Funds' ability to produce attractive returns.

In line with our moderated duration strategy, we concentrated on finding value in the long- intermediate part of the yield curve (i.e., bonds that mature in about 20 years). In many cases, bonds in this part of the curve were offering yields similar to those of longer bonds but had less inherent interest rate risk. Over the period, the purchase of bonds in this part of the curve helped to shorten the durations of these Funds, making their portfolios less sensitive to any changes in the interest rate environment while still allowing them to provide competitive yields.

In general, the heavy issuance in the municipal market over the past year provided us with increased opportunities to purchase the types of insured bond structures that we favor. We also continued to look for individual issues that we believed would perform well regardless of the future direction of interest rates. The four older Funds maintained their strong weightings


4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

in healthcare bonds, the top performing group among the Lehman revenue sectors for the twelve months ended April 30, 2003.

Given the current geopolitical and economic climate, we continued to believe that strong credit quality remained a vital requirement for the Funds. As of April 30, 2003, the four older Funds were 100% invested in AAA rated, U.S. guaranteed and/or insured bonds. NVG and NEA held 93% and 99%, respectively, of their portfolios in AAA rated bonds, although these two Funds are allowed to invest up to 20% of their portfolios in non-insured but investment-grade quality bonds. In addition, NEA may not invest in any bonds whose interest payments are subject to the federal alternative minimum tax.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?
We think new issuance volume should remain strong, as issuers continue to take advantage of the low rate environment. Adding to our expectations for continued strong issuance are the budget deficits affecting many states, and their continued need to raise money for infrastructure, education and healthcare needs. Over coming months, we will continue to closely monitor the states' budgetary situations to watch for any potential impact on credit ratings.

Looking at the bond call exposure, we believe that these Funds offer good levels of call protection during the remainder of 2003 and through 2004. As of April 30, 2003, the portion of the four older Funds eligible for calls over this period ranged from 8% to 12%. The two newer Funds - NVG and NEA - will not face any significant call exposure for several years. The number of actual calls during this time will depend largely on market interest rates and the specific situations of individual issuers.

In the coming months, our primary goal will continue to be moderating the Funds' durations. In addition, we plan to watch for opportunities to purchase or swap for issues that we perceive to be under-valued, particularly in sectors of the market that have recently underperformed. The expected strong supply of new bonds should help us in this effort.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2003


NQI

Pie Chart:
CREDIT QUALITY
Insured                             89%
Insured and U.S. Guaranteed         10%
U.S. Guaranteed                      1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.71
--------------------------------------------------
Common Share Net Asset Value                $16.11
--------------------------------------------------
Market Yield                                 6.07%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.67%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $611,343
--------------------------------------------------
Average Effective Maturity (Years)           21.46
--------------------------------------------------
Leverage-Adjusted Duration                    7.97
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        18.80%        12.57%
--------------------------------------------------
5-Year                         8.33%         7.19%
--------------------------------------------------
10-Year                        6.85%         6.78%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
5/02                       0.076
6/02                       0.0785
7/02                       0.0785
8/02                       0.0785
9/02                       0.08
10/02                      0.08
11/02                      0.08
12/02                      0.0815
1/03                       0.0815
2/03                       0.0815
3/03                       0.0845
4/03                       0.0845


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     15.22
                           15.19
                           15.26
                           15.16
                           15.3
                           15.32
                           15.63
                           15.65
                           15.76
                           15.87
                           16.1
                           15.87
                           15.91
                           15.95
                           16.11
                           16.05
                           15.88
                           16
                           16.13
                           16.21
                           16.24
                           16.3
                           16.39
                           16.08
                           15.26
                           15.19
                           15.55
                           15.41
                           15.48
                           15.5
                           15.65
                           15.64
                           15.55
                           15.48
                           15.61
                           15.95
                           15.6
                           15.67
                           15.87
                           15.94
                           15.9
                           16.08
                           16.01
                           16.25
                           16.21
                           16.17
                           15.92
                           16.38
                           16.4
                           16.42
                           16.6
4/30/03                    16.53


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1191 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
   OVERVIEW As of April 30, 2003


NIO

Pie Chart:
CREDIT QUALITY

Insured                             87%
Insured and U.S. Guaranteed         11%
U.S. Guaranteed                      2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.12
--------------------------------------------------
Common Share Net Asset Value                $16.14
--------------------------------------------------
Market Yield                                 6.03%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.61%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,308,514
--------------------------------------------------
Average Effective Maturity (Years)           21.21
--------------------------------------------------
Leverage-Adjusted Duration                    8.46
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.60%        13.54%
--------------------------------------------------
5-Year                         6.88%         7.01%
--------------------------------------------------
10-Year                        7.37%         6.97%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
5/02                       0.0765
6/02                       0.079
7/02                       0.079
8/02                       0.079
9/02                       0.08
10/02                      0.08
11/02                      0.08
12/02                      0.08
1/03                       0.08
2/03                       0.08
3/03                       0.081
4/03                       0.081


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     15.11
                           15
                           14.85
                           15.01
                           15.1
                           15.18
                           15.04
                           15.3
                           15.53
                           15.6
                           15.73
                           15.68
                           15.3
                           15.78
                           15.81
                           15.65
                           15.79
                           15.81
                           15.89
                           15.84
                           15.89
                           15.96
                           16.15
                           15.75
                           14.89
                           15.17
                           15.27
                           15.35
                           15.18
                           14.95
                           15.03
                           15.32
                           15.24
                           15.33
                           15.49
                           15.67
                           15.34
                           15.6
                           15.65
                           15.73
                           15.85
                           15.82
                           15.78
                           15.93
                           15.8
                           15.7
                           15.54
                           15.86
                           15.85
                           15.9
                           15.92
4/30/03                    15.96


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1285 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
   OVERVIEW As of April 30, 2003


NIF

Pie Chart:
CREDIT QUALITY
Insured                             84%
Insured and U.S. Guaranteed          2%
U.S. Guaranteed                     14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.24
--------------------------------------------------
Common Share Net Asset Value                $16.06
--------------------------------------------------
Market Yield                                 6.02%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.60%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $310,654
--------------------------------------------------
Average Effective Maturity (Years)           18.54
--------------------------------------------------
Leverage-Adjusted Duration                    9.60
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.42%        13.19%
--------------------------------------------------
5-Year                         7.21%         6.66%
--------------------------------------------------
10-Year                        7.15%         6.75%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
5/02                       0.0785
6/02                       0.0795
7/02                       0.0795
8/02                       0.0795
9/02                       0.0805
10/02                      0.0805
11/02                      0.0805
12/02                      0.0805
1/03                       0.0805
2/03                       0.0805
3/03                       0.0815
4/03                       0.0815


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     15.25
                           15.32
                           15.35
                           15.32
                           15.27
                           15.31
                           15.24
                           15.62
                           15.68
                           15.85
                           15.9
                           15.89
                           15.9
                           15.9
                           15.98
                           15.75
                           15.75
                           15.76
                           15.99
                           15.9
                           15.94
                           15.9
                           16.12
                           16
                           15.2
                           15.32
                           15.7
                           15.29
                           15.19
                           15.22
                           15.38
                           15.46
                           15.34
                           15.2
                           15.55
                           15.9
                           15.39
                           15.53
                           15.65
                           15.78
                           15.87
                           15.78
                           15.94
                           15.9
                           16.06
                           16.04
                           15.77
                           15.95
                           16.13
                           15.99
                           16.03
4/30/03                    16.14


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0360 per share.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   OVERVIEW As of April 30, 2003


NPX

Pie Chart:
CREDIT QUALITY
Insured                             89%
Insured and U.S. Guaranteed         11%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.59
--------------------------------------------------
Common Share Net Asset Value                $14.54
--------------------------------------------------
Market Yield                                 5.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.46%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $542,033
--------------------------------------------------
Average Effective Maturity (Years)           17.21
--------------------------------------------------
Leverage-Adjusted Duration                    7.05
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.09%        12.94%
--------------------------------------------------
5-Year                         9.18%         7.16%
--------------------------------------------------
Since Inception                5.83%         6.09%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      22%
--------------------------------------------------
Transportation                                 15%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
5/02                       0.0685
6/02                       0.0695
7/02                       0.0695
8/02                       0.0695
9/02                       0.0705
10/02                      0.0705
11/02                      0.0705
12/02                      0.0705
1/03                       0.0705
2/03                       0.0705
3/03                       0.072
4/03                       0.072



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     13.45
                           13.68
                           13.52
                           13.61
                           13.62
                           13.74
                           13.8
                           13.9
                           13.93
                           13.99
                           14.26
                           14.06
                           13.77
                           14
                           14.2
                           14.05
                           14.15
                           14.23
                           14.19
                           14.2
                           14.19
                           14.27
                           14.4
                           14.18
                           13.62
                           13.53
                           13.87
                           13.92
                           13.82
                           13.32
                           13.74
                           13.85
                           13.85
                           13.73
                           13.88
                           13.98
                           13.99
                           13.87
                           13.88
                           14.14
                           14.21
                           14.13
                           14.23
                           14.31
                           14.25
                           14.15
                           13.91
                           14.29
                           14.26
                           14.31
                           14.33
4/30/03                    14.42


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Nuveen Insured Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of April 30, 2003


NVG

Pie Chart:
CREDIT QUALITY
Insured                             84%
AAA (uninsured)                      9%
AA (uninsured)                       7%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.08
--------------------------------------------------
Common Share Net Asset Value                $15.77
--------------------------------------------------
Market Yield                                 6.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.81%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $469,934
--------------------------------------------------
Average Effective Maturity (Years)           21.39
--------------------------------------------------
Leverage-Adjusted Duration                   10.01
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.62%        15.36%
--------------------------------------------------
Since Inception                6.98%        16.00%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
5/02                       0.0775
6/02                       0.0775
7/02                       0.0775
8/02                       0.0775
9/02                       0.0775
10/02                      0.0775
11/02                      0.0775
12/02                      0.0775
1/03                       0.0775
2/03                       0.0775
3/03                       0.0775
4/03                       0.0775



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     15.03
                           15.01
                           15.06
                           15.11
                           15.11
                           15.12
                           15.06
                           14.91
                           14.98
                           15.07
                           15.15
                           15.18
                           15.14
                           15.16
                           15.19
                           15.4
                           15.07
                           15.37
                           15.21
                           15.4
                           15.46
                           15.55
                           15.44
                           15.35
                           14.83
                           14.5
                           14.99
                           14.96
                           14.86
                           14.6
                           14.59
                           14.72
                           14.46
                           14.19
                           14.5
                           15.01
                           14.45
                           14.8
                           14.84
                           14.92
                           15.01
                           14.91
                           15
                           15.04
                           14.94
                           14.95
                           14.84
                           14.93
                           14.95
                           15.05
                           15.04
4/30/03                    15.02



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.1051 per share.

Nuveen Insured Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of April 30, 2003


NEA

Pie Chart:
CREDIT QUALITY
Insured                             95%
AAA (uninsured)                      4%
A (uninsured)                        1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.05
--------------------------------------------------
Common Share Net Asset Value                $14.87
--------------------------------------------------
Market Yield                                 6.18%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.83%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $275,111
--------------------------------------------------
Average Effective Maturity (Years)           22.18
--------------------------------------------------
Leverage-Adjusted Duration                   11.44
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                2.43%         5.98%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
1/03                       0.0775
2/03                       0.0775
3/03                       0.0775
4/03                       0.0775



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                   15
                           15
                           15
                           15.01
                           15
                           14.66
                           14.8
                           14.94
                           14.94
                           14.94
                           14.92
                           15
                           14.99
                           14.93
                           14.97
                           14.66
                           14.83
                           14.96
                           15.17
                           15
                           15.08
4/30/03                    14.97


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.6%

$       9,200   City of Phoenix Civic Improvement Corporation, Arizona, Airport       7/12 at 100.00         AAA        $ 9,493,204
                 Revenue Bonds, Series 2002B Senior Lien, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.2%

        7,085   Arkansas Development Finance Authority, Single Family                 7/05 at 102.00         AAA          7,462,418
                 Mortgage Revenue Bonds, 1995 Series B, Mortgage-Backed
                 Securities Program, 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 24.2%

        8,370   Alameda County, California, Certificates of Participation,            9/06 at 102.00         AAA          9,735,566
                 Series 1991, Alameda County Public Facilities Corporation,
                 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

       12,695   Antioch Area Public Facilities Financing Agency, California,          8/03 at 101.00         AAA         12,840,866
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.000%, 8/01/18 - FGIC Insured

       13,175   California Pollution Control Financing Authority, Pollution           9/09 at 101.00         AAA         13,852,722
                 Control Revenue Refunding Bonds, Southern California
                 Edison Company, Series 1999A, 5.450%, 9/01/29 -
                 MBIA Insured

       10,000   State of California, General Obligation Bonds, Series 2002,          10/12 at 100.00         AAA         10,222,000
                 5.000%, 10/01/32 - MBIA Insured

       20,500   State of California, General Obligation Bonds, Series 2002            4/12 at 100.00         AAA         21,015,165
                 Refunding, 5.000%, 4/01/27 -  AMBAC Insured

        5,500   California Statewide Communities Development Authority,               7/04 at 102.00         AAA          5,887,695
                 Certificates of Participation, The Salk Institute for Biological
                 Studies, San Diego, California, 6.200%, 7/01/24 -
                 CONNIE LEE Insured

                Foothill/Eastern Transportation Corridor Agency, California,
                Toll Road Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24 - MBIA Insured                                        1/10 at 44.52         AAA          7,225,794
       22,000    0.000%, 1/15/31 - MBIA Insured                                        1/10 at 29.11         AAA          4,473,700
       50,000    0.000%, 1/15/37 - MBIA Insured                                        1/10 at 20.19         AAA          7,026,000

        5,000   Garden Grove, California, Certificates of Participation, Financing    3/12 at 101.00         AAA          5,202,200
                 Project, Series 2002A, 5.125%, 3/01/32 - AMBAC Insured

        5,000   Inland Empire Solid Waste Financing Authority, California,            8/06 at 102.00         AAA          5,756,150
                 Revenue Bonds, 1996 Series B, Landfill Improvement Financing
                 Project, 6.000%, 8/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 8/01/06) - FSA Insured

        5,533   Moreno Valley Public Financing Authority, California, Assisted        1/12 at 105.00         Aaa          6,693,713
                 Living Housing Revenue Bonds, GNMA Collateralized - CDC
                 Assisted Living Project, Series 2000A, 7.500%, 1/20/42

        6,430   Ontario Redevelopment Financing Authority, San Bernardino             8/03 at 102.00         AAA          6,625,151
                 County, California, 1993 Revenue Bonds, Ontario Redevelopment
                 Project No. 1, 5.850%, 8/01/22 - MBIA Insured

                Airports Commission of the City and County of San Francisco,
                California, San Francisco International Airport, Second Series
                Revenue Refunding Bonds, Issue 27A:
        7,200    5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA          7,428,312
       22,690    5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA         23,127,690


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.0%

        1,500   Joint School District No. 28, Adams and Arapahoe Counties,           12/13 at 100.00         AAA          1,598,520
                 Colorado, General Obligation Bonds, Series 2003A,
                 5.125%, 12/01/21 - FSA Insured

        5,630   E-470 Public Highway Authority, Arapahoe County, Colorado,            8/05 at 103.00         AAA          6,402,605
                 Capital Improvement Trust Fund Highway Revenue Bonds,
                 E-470 Project, Vehicle Registration Fee Bonds, 6.150%, 8/31/26
                 (Pre-refunded to 8/31/05) - MBIA Insured

        3,750   City and County of Denver, Colorado, Airport Revenue Bonds,          11/06 at 101.00         AAA          4,046,775
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

$       8,000   Washington Convention Center Authority, Washington, D.C.,            10/08 at 101.00         AAA        $ 8,274,480
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.3%

        5,450   Florida Housing Finance Agency, GNMA/FNMA Single Family               7/04 at 102.00         AAA          5,644,347
                 Mortgage Revenue Bonds, 1994 Series B, 6.650%, 7/01/26
                 (Alternative Minimum Tax)

       20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         21,424,000
                 5.750%, 10/01/25 (Alternative Minimum Tax) - FSA Insured

        4,115   Housing Finance Authority of Miami-Dade County, Florida,              7/11 at 100.00         AAA          4,374,122
                 Multifamily Housing Revenue Bonds, Series 2001-2A, Monterey
                 Pointe Apartments Project, 5.850%, 7/01/37 (Alternative
                 Minimum Tax) - FSA Insured

        7,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          7,219,940
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 6.8%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,378,072
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          7,778,610

        5,315   Department of Budget and Finance of the State of Hawaii,              6/03 at 102.00         AAA          5,446,493
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiaries Projects, Series 1992, 6.550%, 12/01/22
                 (Alternative Minimum Tax) (Pre-refunded to 6/01/03) -
                 MBIA Insured

       16,180   Department of Budget and Finance of the State of Hawaii,              5/06 at 101.00         AAA         18,021,769
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiaries Project, Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.1%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project          7/05 at 102.00         AAA         11,201,100
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

        6,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00         AAA          6,560,460
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12 - MBIA Insured

        9,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/10 at 101.00         AAA         10,268,930
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax) -
                 AMBAC Insured

        6,825   Public Building Commission of Chicago, Illinois, Building Revenue    12/03 at 102.00         AAA          7,146,935
                 Bonds, Series 1993A, Board of Education of the City of Chicago,
                 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

        7,165   Illinois Development Finance Authority, Revenue Bonds, Bradley        8/09 at 101.00         AAA          7,748,231
                 University Project, Series 1999, 5.500%, 8/01/29 -
                 AMBAC Insured

       25,000   Illinois Health Facilities Authority, Revenue Bonds, Series 2000,     2/10 at 101.00         AAA         27,061,000
                 Iowa Health System, 5.875%, 2/15/30 - AMBAC Insured

       15,785   State of Illinois, General Obligation Bonds, Illinois FIRST           4/12 at 100.00         AAA         16,587,036
                 Program, Series 2002, 5.250%, 4/01/27 - FSA Insured

       13,275   State of Illinois, General Obligation Bonds, Illinois FIRST Program,  5/11 at 100.00         AAA         13,897,067
                 Series 2001, 5.250%, 5/01/26 - FSA Insured

       18,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          5,856,840
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 0.000%, 12/15/24 - MBIA Insured

       10,000   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00         AAA         10,559,600
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.7%

        6,000   Jasper County, Indiana, Collateralized Pollution Control              7/03 at 100.00         AAA          6,229,440
                 Refunding Revenue Bonds, Northern Indiana Public Service
                 Company Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured

        4,230   City of Rockport, Indiana, Pollution Control Revenue Refunding        9/03 at 100.00         AAA          4,374,243
                 Bonds, Indiana Michigan Power Company Project, Series B,
                 7.600%, 3/01/16 - FGIC Insured


                                       13


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.8%

                Kentucky Economic Development Finance Authority, Health
                System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
$       6,345    0.000%, 10/01/27 - MBIA Insured                                     10/13 at 101.00         AAA        $ 6,080,414
       18,185    0.000%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA         17,381,223


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

       13,170   City of New Orleans, Louisiana, General Obligation Refunding         10/05 at 101.00         AAA         14,655,181
                 Bonds, Series 1995, 6.200%, 10/01/21 - AMBAC Insured

        4,510   Orleans Levee District (A Political Subdivision of the State         12/05 at 103.00         AAA          5,106,222
                 of Louisiana), Levee Improvement Bonds, Series 1986, Serial
                 and Term Trust Receipts, Series 1995A, 5.950%, 11/01/15 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%

        8,000   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          8,967,440
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.3%

        7,535   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          8,149,781
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.500%, 3/01/18 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.1%

        6,500   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          6,674,200
                 Tax Revenue Bonds, Series 2002A Refunding,
                 5.000%, 7/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.8%

        4,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue         9/09 at 102.00         AAA          4,975,103
                 Bonds, The Detroit Edison Company Pollution Control Bonds
                 Project, Collateralized Series 1999A, 5.550%, 9/01/29
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.0%

          266   City of St. Louis Park, Minnesota, Single Family Residential         10/03 at 100.00         Aaa            266,293
                 Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed
                 Securities Program, Series 1991-A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.2%

        2,545   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,503,193
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991A, 8.500%, 2/01/13 -
                 FGIC Insured

        2,715   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,634,190
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14 -
                 FGIC Insured

        5,860   Mississippi Home Corporation, Single Family Mortgage Revenue          6/06 at 105.00         Aaa          6,512,042
                 Bonds, GNMA Collateralized Home Mortgage Program,
                 Series 1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.9%

        5,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/06 at 102.00         AAA          5,685,650
                  Revenue Bonds, Series 1996A, City Justice Center Project,
                 6.000%, 2/15/19 (Pre-refunded to 2/15/06) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.1%

       33,700   Director of the State of Nevada, Department of Business and           1/10 at 100.00         AAA         35,733,121
                 Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        5,720   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA          5,888,054
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.125%, 6/01/32 - AMBAC Insured

       13,185   Washoe County, Nevada, Hospital Refunding Revenue Bonds,              6/04 at 102.00         AAA         13,971,090
                 Washoe Medical Center, Inc. Project, Series 1994A,
                 6.000%, 6/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.7%

        3,750   New Jersey Healthcare Facilities Financing Authority, Revenue         7/04 at 102.00         AAA          4,046,138
                 Bonds, Monmouth Medical Center Issue, Series C,
                 6.250%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.0%

$       6,000   City of Farmington, New Mexico, Pollution Control Refunding          10/03 at 100.00          BB        $ 6,150,000
                 Revenue Bonds, Southern California Edison Company Four
                 Corners Project, 1991 Series A, 7.200%, 4/01/21

        5,750   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A,            6/04 at 100.00         AAA          6,072,403
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.5%

        6,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,681,155
                 Tax Fund Bonds, Series 2002A, 5.000%, 11/15/32 -
                 FSA Insured

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        2,000    8.000%, 3/15/11 - FSA Insured                                        9/03 at 100.00         AAA          2,049,100
        6,000    7.250%, 3/15/19 - FSA Insured                                        9/03 at 100.00         AAA          6,374,940

       10,335   New York City Municipal Water Finance Authority, New York,            6/05 at 101.00         AAA         11,448,803
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series A, 6.000%, 6/15/25 (Pre-refunded to 6/15/05) -
                 MBIA Insured

       11,760   Dormitory Authority of the State of New York, Court Facilities        5/10 at 101.00         AAA         13,241,172
                 Lease Revenue Bonds, The City of New York Issue,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

        7,000   New York State Energy Research and Development Authority,             7/05 at 102.00          A+          7,611,310
                 Facilities Refunding Revenue Bonds, Series 1995A,
                 Consolidated Edison Company of New York, Inc. Project,
                 6.100%, 8/15/20

       11,645   New York State Housing Finance Agency, Housing Project                5/06 at 102.00         AAA         12,769,558
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20 - FSA Insured

        4,200   State of New York Mortgage Agency, Homeowner Mortgage                10/09 at 100.00         AAA          4,414,662
                 Revenue Bonds, Series 82, 5.550%, 10/01/19 (Alternative
                 Minimum Tax) - MBIA Insured

       12,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA         13,421,640
                 New York, Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05) -
                 AMBAC Insured

       15,000   Dormitory Authority of the State of New York, School Districts       10/12 at 100.00         AAA         16,895,250
                 Financing Program Revenue Bonds, Series 2002D,
                 5.500%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.6%

       20,000   Mercer County, North Dakota, Pollution Control Refunding              1/05 at 102.00         AAA         21,755,600
                 Revenue Bonds, Second 1995 Series, Basin Electric Power
                 Cooperative - Antelope Valley Unit 1 and Common Facilities,
                 6.050%, 1/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.9%

        5,000   County of Lorain, Ohio, Health Facilities Revenue Bonds,              9/09 at 102.00         AAA          5,355,150
                 Series 1999A, Catholic Healthcare Partners, 5.500%, 9/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        7,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding          1/08 at 101.00         AAA          7,363,790
                 Bonds, Series 1997A, Pittsburgh International Airport,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        7,250   Lehigh County Industrial Development Authority, Pollution             8/05 at 102.00         AAA          8,076,065
                 Control Revenue Refunding Bonds, 1995 Series A,
                 Pennsylvania Power and Light Company Project,
                 6.150%, 8/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.9%

        5,050   Rhode Island Port Authority and Economic Development                  7/04 at 102.00         AAA          5,399,309
                 Corporation, Airport Revenue Bonds, 1994 Series A,
                 6.625%, 7/01/24 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.6%

                Knox County Health, Educational and Housing Facility Board,
                Tennessee, Hospital Revenue Bonds, Covenant Health, Series 2002A
                Refunding:
        7,500    0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75         AAA          2,395,125
        5,000    0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71         AAA          1,497,850
        2,750    0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78         AAA            773,135

        5,170   Health, Educational and Housing Facilities Board of the County        8/03 at 102.00         AAA          5,288,031
                 of Sullivan, Tennessee, Hospital Revenue Bonds, Series 1993,
                 Holston Valley Health Care, Inc., 5.750%, 2/15/13 -
                 MBIA Insured


                                       15


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.4%

$       8,000   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA        $ 8,805,360
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

        5,275   City of Austin, Texas, Combined Utility System Revenue               11/07 at 100.00         AAA          5,438,683
                 Refunding Bonds, Series 1997, 5.125%, 11/15/20 - FSA Insured

                Harris County Hospital District, Texas, Refunding Revenue Bonds,
                Series 1990:
        2,100    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          2,415,147
        2,900    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          3,421,942

        4,500   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00         AAA          4,654,440
                 Bonds, Series 2001A, 5.000%, 3/01/22 - FSA Insured

        4,685   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00         AAA          4,923,654
                 Bonds, Series 2000A, 5.500%, 7/01/19 (Alternative Minimum
                 Tax) - FSA Insured

       17,000   City of Houston, Texas, Water and Sewer System Junior Lien              No Opt. Call         AAA         20,158,090
                 5.750%, 12/01/32 - FSA Insured

       19,200   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00         AAA         19,969,536
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                 of Southeast Texas, Series 2001, 5.400%, 8/15/31 -
                 AMBAC Insured

        6,000   Laredo Community College District, Texas, Limited Tax General         8/10 at 100.00         AAA          6,354,900
                 Obligation Bonds, Series 2001, 5.375%, 8/01/31 -
                 AMBAC Insured

       22,045   North Central Texas Health Facility Development Corporation,          8/12 at 101.00         AAA         22,742,063
                 Revenue Bonds, Children's Medical Center of Dallas,
                 Series 2002, 5.250%, 8/15/32 - AMBAC Insured

       17,429   Tarrant County Housing Finance Corporation, Texas, Multifamily        3/12 at 105.00         Aaa         20,005,529
                 Housing Revenue Bonds, Series 2001, GNMA Collateralized
                 Mortgage Loan - Bardin Green Apartments Project,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.1%

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds,               5/03 at 100.00         AAA          6,866,160
                 IHC Hospitals, Inc., Series 1988A, 8.000%, 5/15/07


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.0%

       10,730   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA         11,360,924
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001C Refunding, 5.650%, 7/01/32 (Alternative
                 Minimum Tax) - MBIA Insured

        4,710   Housing Authority of the City of Seattle, Washington, Low             9/11 at 102.00         AAA          5,277,695
                 Income Housing Assistance Revenue Bonds, Series 2000A,
                 GNMA Collateralized Mortgage Loan - RHF/Esperanza
                 Apartments Project, 6.125%, 3/20/42 (Alternative
                 Minimum Tax)

       15,025   Housing Authority of the City of Seattle, Washington, Low            11/11 at 105.00         AAA         17,517,046
                 Income Housing Assistance Revenue Bonds, Series 2000A,
                 GNMA Collateralized Mortgage Loan - Park Place Project,
                 7.000%, 5/20/42

        5,000   The City of Seattle, Washington, Municipal Light and Power           12/10 at 100.00         AAA          5,331,849
                 Revenue Bonds, Series 2000, 5.250%, 12/01/21 - FSA Insured

        2,500   Washington Healthcare Facilities Authority, Revenue Bonds,           12/09 at 101.00         AAA          2,644,923
                 Series 1999, Providence Services, 5.375%, 12/01/19 -
                 MBIA Insured

       11,750   Washington Public Power Supply System, Nuclear Project No.1           7/08 at 102.00         AAA         12,664,973
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3%

       12,845   West Virginia Water Development Authority, Infrastructure            10/10 at 100.00         AAA         13,874,140
                 Revenue Bonds, West Virginia Infrastructure and Jobs
                 Development Council Program, 2000 Series A,
                 5.500%, 10/01/39 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
$     940,208   Total Long-Term Investments (cost $829,658,002) - 147.7%                                                902,859,398
=============-----------------------------------------------------------------------------------------------------------------------


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.4%

$       3,200   Capital Projects Finance Authority, Florida, Continuing Care                              VMIG-1        $ 3,200,000
                 Retirement Community Revenue Bonds, Glenridge on Palmer
                 Ranch, Series 2002C, Variable Rate Demand Bonds,
                 1.350%, 6/01/12+

        2,500   Chester County Industrial Development Authority,                                          VMIG-1          2,500,000
                 Pennsylvania, Revenue Bonds, Archdiocese of Philadelphia,
                 Series 2001, Variable Rate Demand Bonds, 1.350%, 7/01/31+

        6,700   Residential Care Facility for the Elderly Authority of Fulton                               A-1+          6,700,000
                 County, Georgia, Refunding Revenue Bonds, Lenbrook Square
                 Foundation, Inc., Variable Rate Demand Bonds, Series 1996,
                 1.400%, 1/01/18+

        2,100   Stockton, California, Health Facilities Revenue Bonds, Dameron                            VMIG-1          2,100,000
                 Hospital Association, Series 2002A, Variable Rate Demand
                 Obligations, 1.350%, 12/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$      14,500   Total Short-Term Investments (cost $14,500,000)                                                          14,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $844,158,002) - 150.1%                                                          917,359,398
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                     11,983,443
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.0)%                                                       (318,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  611,342,841
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 15.1%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing                7/05 at 103.00         Aaa        $ 4,083,657
                 Revenue Refunding Bonds, GNMA Collateralized -
                 Royal Hills, 1995 Series F, 6.500%, 7/20/30

       11,000   The Special Care Facilities Financing Authority of the City           5/05 at 102.00         AAA         11,918,830
                 of Birmingham, Alabama, Baptist Medical Centers Revenue
                 Bonds, Series 1995-B, Baptist Health System, Inc.,
                 5.875%, 11/15/20 - MBIA Insured

                The Special Care Facilities Financing Authority of the City of
                Birmingham, Alabama, Baptist Medical Centers Revenue Bonds,
                Series 1996-A, Baptist Health System, Inc.:
        7,465    5.875%, 11/15/19 - MBIA Insured                                     11/06 at 102.00         AAA          8,288,539
        1,750    5.875%, 11/15/26 - MBIA Insured                                     11/06 at 102.00         AAA          1,928,185

       11,175   City Board of Education of the City of Hoover, Alabama,               2/11 at 100.00         AAA         11,798,900
                 Capital Outlay Tax Anticipation Warrants, Series 2001,
                 5.250%, 2/15/22 - MBIA Insured

       36,020   Jefferson County, Alabama, Sewer Revenue Refunding                    2/07 at 100.00         AAA         38,482,327
                 Warrants, Series 1997-A, 5.375%, 2/01/27 - FGIC Insured

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 1999-A:
       20,605    5.000%, 2/01/33 - FGIC Insured                                       2/09 at 101.00         AAA         20,994,641
       12,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         13,786,920
       29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         34,898,875

       24,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/11 at 101.00         AAA         24,261,120
                 Improvement Warrants, Series 2001A, 5.000%, 2/01/41 -
                 FGIC Insured

        5,000   Jefferson County, Alabama, Sewer Revenue Capital                      8/12 at 100.00         AAA          5,115,000
                 Improvement Warrants, Series 2002, 5.125%, 2/01/42 -
                 FGIC Insured

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 2002D:
        2,365    5.000%, 2/01/38 - FGIC Insured                                       8/12 at 100.00         AAA          2,395,414
       14,800    5.000%, 2/01/42 - FGIC Insured                                       8/12 at 100.00         AAA         14,968,276

        4,250   Shelby County Board of Education, Alabama, General Obligation         2/05 at 102.00         AAA          4,625,063
                 Warrants, Series 1995 Refunding, 5.875%, 2/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.6%

       11,245   Alaska Housing Finance Corporation, General Mortgage                  6/09 at 100.00         AAA         11,922,174
                 Revenue Bonds, 1999 Series A, 6.050%, 6/01/39 -
                 MBIA Insured

       11,460   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA         11,863,507
                 Bonds, 1995 Series A, 5.875%, 12/01/30 - MBIA Insured

       16,155   Alaska Housing Finance Corporation, Collateralized Bonds,            12/09 at 100.00         AAA         17,187,951
                 State Guaranteed, 1999A First Series, Veterans Mortgage
                 Program, 6.250%, 6/01/39 (Alternative Minimum Tax)

        3,190   Alaska Housing Finance Corporation, Collateralized Bonds,            12/09 at 100.00         AAA          3,411,801
                 State Guaranteed, 1999A-2 Series, Veterans Mortgage
                 Program, 6.150%, 6/01/39

        3,000   Alaska Student Loan Corporation, Student Loan Revenue                 7/08 at 100.00         AAA          3,125,010
                 Bonds, 1998 Series A, 5.250%, 7/01/14 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

        7,560   The Industrial Development Authority of the County of Pima,           7/03 at 102.50         AAA          7,989,030
                 Arizona, Industrial Development Lease Obligation Refunding
                 Revenue Bonds, 1988 Series A, Irvington Project,
                 7.250%, 7/15/10 - FSA Insured

        2,000   The Industrial Development Authority of the City of Yuma,             8/11 at 101.00         AAA          2,182,840
                 Arizona, Hospital Revenue Bonds, Series 2001, Yuma Regional
                 Medical Center, 5.500%, 8/01/20 - FSA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 29.2%

$       6,135   California Housing Finance Agency, Housing Insured Revenue            8/04 at 102.00         AAA        $ 6,357,332
                 Bonds, 1994 Series C, 6.250%, 8/01/25 - MBIA Insured

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds, Mortgage-Backed Securities Program, 1996
                Series A:
          565    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call         AAA            599,968
          460    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call         AAA            490,953

        4,500   State of California, General Obligation Bonds,                       10/08 at 101.00         AAA          4,726,935
                 5.000%, 10/01/19 - FGIC Insured

       10,000   Department of Veterans Affairs of the State of California,            6/12 at 101.00         AAA         10,552,000
                 Home Purchase Revenue Bonds, Series 2002A,
                 5.300%, 12/01/21 - AMBAC Insured

       19,375   California Housing Finance Agency, Home Mortgage Revenue              11/10 at 55.40         AAA          7,180,956
                 Bonds, 2000 Series Y, 0.000%, 8/01/20 (Alternative
                 Minimum Tax) - FSA Insured

                State of California Department of Water Resources, Power
                Supply Revenue Bonds, Series 2002A:
       30,000    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA         33,195,000
       35,000    5.375%, 5/01/18 - AMBAC Insured                                      5/12 at 101.00         AAA         38,699,500

        3,100   Campbell Union School District, Santa Clara County,                   8/04 at 102.00         AAA          3,360,214
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 8/01/19 (Pre-refunded to 8/01/04) - MBIA Insured

        8,200   Castaic Lake Water Agency, California, Refunding Revenue              8/04 at 102.00         AAA          8,817,296
                 Certificates of Participation, Water System Improvement
                 Projects, Series 1994A, 6.300%, 8/01/20 - MBIA Insured

       20,000   Cucamonga County Water District, California, Certificates             9/11 at 101.00         AAA         20,681,000
                 of Participation, 2000 Water Shares Purchase,
                 5.125%, 9/01/35 - FGIC Insured

        5,500   Fallbrook Union High School District, San Diego County,               9/04 at 102.00         AAA          5,984,110
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 9/01/19 (Pre-refunded to 9/01/04) - MBIA Insured

        5,000   Long Beach Bond Finance Authority, California, Lease Revenue         11/11 at 101.00         AAA          5,257,750
                 Refunding Bonds, The Aquarium of the South Pacific,
                 5.250%, 11/01/30 - AMBAC Insured

        9,000   County of Orange, California, Refunding Recovery Bonds,               6/05 at 102.00         AAA          9,874,350
                 1995 Series A, 5.750%, 6/01/15 - MBIA Insured

       12,500   County of Orange, California, 1996 Recovery Certificates of           7/06 at 102.00         AAA         14,187,625
                 Participation, Series A, 6.000%, 7/01/26 - MBIA Insured

                Port of Oakland, California, Revenue Bonds, Series 2002L:
       13,205    5.000%, 11/01/22 (Alternative Minimum Tax) - FGIC Insured           11/12 at 100.00         AAA         13,592,567
        6,000    5.000%, 11/01/23 (Alternative Minimum Tax) - FGIC Insured           11/12 at 100.00         AAA          6,148,260

                Poway Redevelopment Agency, California, Tax Allocation Bonds,
                Series 2001, Paguay Redevelopment Project:
       15,000    5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00         AAA         15,724,950
        5,000    5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00         AAA          5,192,150

       19,300   Sacramento Power Authority, California, Cogeneration Project          7/06 at 102.00         AAA         21,864,198
                 Revenue Bonds, 1995 Series, 5.875%, 7/01/15 - MBIA Insured

        6,500   City of Salinas, California, Housing Facility Refunding Revenue       7/04 at 102.00         AAA          6,757,205
                 Bonds, Series 1994A, GNMA Collateralized - Villa Serra
                 Project, 6.600%, 7/20/30

       10,000   Airports Commission of the City and County of San Francisco,          5/06 at 101.00         AAA         10,571,800
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 13B, 5.500%, 5/01/26 (Alternative
                 Minimum Tax) - MBIA Insured

       18,710   Airports Commission of the City and County of San                     5/11 at 100.00         AAA         19,108,149
                 Francisco, California, San Francisco International Airport,
                 Second Series Revenue Refunding Bonds, Issue 27A,
                 5.250%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

       11,500   San Francisco Bay Area Rapid Transit District, California, Sales      7/11 at 100.00         AAA         11,833,960
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 -
                 AMBAC Insured

       66,685   San Joaquin Hills Transportation Corridor Agency, Orange                No Opt. Call         AAA         29,017,978
                 County, California, Senior Lien Toll Road Revenue Bonds,
                 0.000%, 1/01/21

                San Joaquin Hills Transportation Corridor Agency, California,
                Toll Road Refunding Revenue Bonds, Series 1997A:
       31,615    5.250%, 1/15/30 - MBIA Insured                                       1/07 at 102.00         AAA         33,234,953
       21,500    0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call         AAA          4,742,255


                                       19


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      12,525   San Jose Redevelopment Agency, California, Merged Area                8/10 at 101.00         AAA        $13,203,605
                 Redevelopment Project, Series 2002, 5.000%, 8/01/20 -
                 MBIA Insured

       11,000   Santa Ana Financing Authority, California, Police Administration        No Opt. Call         AAA         13,489,190
                 and Housing Facility Lease Revenue  Bonds, Series 1994A,
                 6.250%, 7/01/24 - MBIA Insured

        5,500   Santa Clara County Financing Authority, California, Lease            11/04 at 102.00         AAA          6,080,030
                 Revenue Bonds, VMC Facility Replacement  Project,
                 1994 Series A, 6.750%, 11/15/20 (Pre-refunded to
                 11/15/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.8%

       10,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA         10,876,200
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/15
                 (Alternative Minimum Tax) - FGIC Insured

       10,545   City and County of Denver, Colorado, Airport Revenue Bonds,          11/06 at 101.00         AAA         11,379,531
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA         12,572,334
                 Bonds, Series 1997B, 0.000%, 9/01/23 - MBIA Insured

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA         34,631,212
                 Bonds, Series 2000A, 5.750%, 9/01/35 - MBIA Insured

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 74.80         AAA          6,377,192
                 Bonds, Series 2000B, 0.000%, 9/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        2,500   State of Connecticut Health and Educational Facilities                7/04 at 101.00         AAA          2,695,400
                 Authority, Revenue Bonds, Choate Rosemary Hall Issue,
                 Series A, 7.000%, 7/01/25 (Pre-refunded to 7/01/04) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

        4,100   District of Columbia Housing Finance Agency, GNMA                     6/03 at 101.00         AAA          4,136,572
                 Collateralized Single Family Mortgage Revenue  Bonds,
                 Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

        4,840   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA          5,190,803
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/19
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.1%

        2,225   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA          2,538,881
                 Refunding Bonds, GNMA Collateralized, 1987 Series G1,
                 8.595%, 11/01/17

        4,425   Jacksonville Economic Development Commission, Florida,               11/12 at 100.00         AAA          4,750,901
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001C, 5.500%, 11/15/36 - MBIA Insured

       35,920   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/12 at 100.00         AAA         37,048,606
                 International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds,
                Series 2002A, Miami International Airport:
       20,000    5.000%, 10/01/33 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA         20,096,200
        2,150    5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA          2,171,844


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

        5,000   The Glynn-Brunswick Memorial Hospital Authority, Revenue              8/06 at 102.00         AAA          5,489,200
                 Anticipation Certificates, Southeast Georgia Health Systems
                 Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.1%

       24,250   Department of Budget and Finance of the State of Hawaii,              5/06 at 101.00         AAA         27,010,378
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiaries Project, Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

        2,065   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          2,279,554
                 1994 Series B, 6.750%, 7/01/22

        1,925   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          2,179,196
                 1994 Series B2, 6.900%, 7/01/26 (Alternative Minimum Tax)

        2,450   Idaho Housing Agency, Single Family Mortgage Bonds, FHA or            1/05 at 102.00         Aaa          2,549,397
                 VA Guarantor, 1995 Series B Senior Lien, 6.600%, 7/01/27
                 (Alternative Minimum Tax)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 9.0%

$      12,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/04 at 102.00         AAA     $   13,004,750
                 General Airport Second Lien Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                City of Chicago, Illinois, Chicago-O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001E Refunding:

        4,615    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,970,493
        4,870    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,214,260

        5,000   Community Unit School District No. 204, Indian Prairie,              12/11 at 100.00         AAA          5,429,650
                 Counties of DuPage and Will, Illinois, General Obligation
                 Bonds, Series 2001, 5.000%, 12/30/15 - FGIC Insured

                Board of Governors of State Colleges and Universities, Eastern
                Illinois University, Auxiliary Facilities System Revenue Bonds,
                Series 1989:
       12,355    0.000%, 10/01/09 - MBIA Insured                                      10/04 at 74.08         AAA          8,911,909
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04) - MBIA Insured            10/04 at 47.07         AAA          7,619,516

       10,000   Illinois Development Finance Authority, Revenue Bonds,                5/08 at 101.00         AAA         10,598,700
                 Series 1998A, Provena Health, 5.500%, 5/15/21 -
                 MBIA Insured

        2,095   Illinois Educational Facilities Authority, Revenue Bonds, Robert     12/07 at 100.00         Aaa          2,333,977
                 Morris College, Series 2000, 5.800%, 6/01/30 - MBIA Insured

        2,180   Illinois Educational Facilities Authority, Revenue Bonds, DePaul     10/10 at 101.00         AAA          2,407,265
                 University, Series 2000, 5.500%, 10/01/19 - AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds,                  6/08 at 101.00         Aaa          7,212,240
                 Series 1998A, Hospital Sisters Services, Inc. Obligated Group,
                 5.000%, 6/01/18 - MBIA Insured

                Illinois Health Facilities Authority, Revenue Bonds, Series 1999,
                Alexian Brothers Health System:
        4,500    5.000%, 1/01/19 - FSA Insured                                        1/09 at 101.00         AAA          4,631,040
       12,000    5.125%, 1/01/28 - FSA Insured                                        1/09 at 101.00         AAA         12,189,240

       22,410   State of Illinois, General Obligation Bonds, Illinois FIRST           2/12 at 100.00         AAA         23,223,707
                 Program, Series 2002, 5.125%, 2/01/27 -  FGIC Insured

        4,560   County of Macon, Illinois, Revenue Bonds, Millikin University,       10/05 at 100.00         AAA          5,080,205
                 Series 1995, 6.250%, 10/01/16 (Pre-refunded to 10/01/05) -
                 AMBAC Insured

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,          6/04 at 102.00         AAA          5,402,800
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1994D, 6.750%, 6/01/25 (Pre-refunded to 6/01/04) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.6%

        3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          3,402,653
                 Revenue Refunding Bonds, Series 2002A, Waterworks
                 Project, 5.250%, 7/01/33 - MBIA Insured

       20,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call         AAA          5,371,800
                 Revenue Bonds, Series 1999E, 0.000%, 2/01/28 -
                 AMBAC Insured

       11,020   IPS Multi-School Building Corporation, Indiana, First Mortgage        7/13 at 100.00         AAA         11,702,799
                 Bonds, Series 2003, 5.000%, 7/15/19 - MBIA Insured

       12,250   City of Lawrenceburg, Indiana, Pollution Control Revenue             10/03 at 101.00         AAA         12,429,585
                 Refunding Bonds, Indiana Michigan Power Company Project,
                 Series D, 7.000%, 4/01/15 - FGIC Insured

        9,545   New Prairie School Building Corporation, LaPorte and                  7/04 at 102.00         AAA         10,427,531
                 St. Joseph Counties, Indiana, First Mortgage Bonds,
                 Series 1994, 7.200%, 7/15/21 (Pre-refunded to 7/15/04) -
                 FSA Insured

       10,000   The Trustees of Purdue University, Indiana, Purdue University         1/12 at 100.00         AAA         10,564,600
                 Student Fee Bonds, Series O, 5.000%, 7/01/19 - MBIA Insured

                Whitley County Middle School Building Corporation, Columbia
                City, Indiana, First Mortgage Bonds, Series 2003:
        3,705    5.000%, 7/15/16 (WI, settling 5/01/03) - FSA Insured                 7/13 at 100.00         AAA          4,033,893
        2,490    5.000%, 1/15/18 (WI, settling 5/01/03) - FSA Insured                 7/13 at 100.00         AAA          2,669,878


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        5,000   University of Kansas Hospital Authority, Health Facilities            9/09 at 100.00         AAA          5,409,150
                 Revenue Bonds, KU Health System, Series 1999A,
                 5.650%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

       12,980   Louisville and Jefferson Counties Metropolitan Sewer District,       11/11 at 101.00         AAA         13,980,498
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 2001 Series A, 5.500%, 5/15/34 - MBIA Insured


                                       21


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.6%

$       5,000   Parish of De Soto, State of Louisiana, Pollution Control              9/09 at 102.00         AAA        $ 5,698,300
                 Revenue Refunding Bonds, Cleco Utility Group Inc. Project,
                 Series 1999, 5.875%, 9/01/29 - AMBAC Insured

        7,690   Orleans Levee District (A Political Subdivision of the State         12/05 at 103.00         AAA          8,706,618
                 of Louisiana), Levee Improvement Bonds, Series 1986,
                 5.950%, 11/01/15 - FSA Insured

        3,000   Parish of St. Charles, State of Louisiana, Pollution Control          6/03 at 100.00         AAA          3,114,600
                 Revenue Bonds, Louisiana Power and Light Company Project,
                 Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax) -
                 FSA Insured

        3,500   Hospital Service District No. 1 of the Parish of Tangipahoa,          2/04 at 102.00         AAA          3,674,230
                 State of Louisiana, Hospital Revenue Bonds, Series 1994,
                 6.250%, 2/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.8%

       22,500   Massachusetts Development Finance Authority, Revenue                  1/12 at 101.00         AAA         23,728,275
                 Bonds, Series 2002A, WGBH Educational Foundation,
                 5.375%, 1/01/42 - AMBAC Insured

        8,400   Massachusetts Health and Educational Facilities Authority,           10/05 at 102.00         AAA          9,254,532
                 Revenue Bonds, Berkshire Health Systems Issue, Series D,
                 6.000%, 10/01/13 - MBIA Insured

        2,960   Massachusetts Health and Educational Facilities Authority,            7/03 at 101.00         AAA          3,029,915
                 Revenue Bonds, South Shore Hospital Issue, Series D,
                 6.500%, 7/01/22 - MBIA Insured

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                12/05 at 102.00         AAA          5,153,640
                 Bonds, 1995 Series A Refunding, 6.100%, 12/01/16 -
                 MBIA Insured

       34,815   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         35,111,624
                 System Revenue Bonds, 1997 Senior Series A, 5.000%, 1/01/37 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.4%

        6,000   City of Detroit, Michigan, General Obligation Bonds, 2001            10/11 at 100.00         AAA          6,573,360
                 Series A-1, 5.375%, 4/01/18 - MBIA Insured

        5,490   School District of the City of Detroit, Wayne County, Michigan,         No Opt. Call         AAA          6,720,529
                 School Building and Site Improvement Bonds, Unlimited Tax
                 General Obligation, Series 2001A, 6.000%, 5/01/29 -
                 FSA Insured

                City of Detroit, Michigan, Sewage Disposal System Revenue
                Bonds, Series 1999-A:
       15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         18,540,728
       20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         23,582,000

        8,700   City of Detroit, Michigan, Water Supply System Senior Lien            7/07 at 101.00         AAA          8,851,119
                 Revenue Bonds, Series 1997-A, 5.000%, 7/01/27 -
                 MBIA Insured

        8,000   Gaylord Community Schools, Counties of Ostego and Antrim,              5/07 at 37.75         AAA          2,748,320
                 State of Michigan, 1992 School Building and Site Refunding
                 Bonds, 0.000%, 5/01/21 (Pre-refunded to 5/01/07) -
                 MBIA Insured

                Grand Rapids Community College, Kent County, Michigan,
                General Obligation Bonds, Series 2003 Refunding:
        1,050    5.250%, 5/01/17 - AMBAC Insured                                      5/13 at 100.00         AAA          1,158,696
          955    5.250%, 5/01/18 - AMBAC Insured                                      5/13 at 100.00         AAA          1,046,432
        1,085    5.250%, 5/01/20 - AMBAC Insured                                      5/13 at 100.00         AAA          1,172,201

       27,000   Okemos Public School, County of Ingham, State of Michigan,             5/06 at 34.54         AAA          8,827,380
                 1991 School Building and Site Bonds, Series I,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/06) -
                 MBIA Insured

       10,000   Charter County of Wayne, Michigan, Airport Hotel Revenue             12/11 at 101.00         AAA         10,518,700
                 Bonds, Detroit Metropolitan Wayne County Airport,
                 Limited Tax General Obligation, Series 2001A,
                 5.250%, 12/01/25 - MBIA Insured

        6,850   Charter County of Wayne, Michigan, Airport Revenue Bonds,            12/08 at 101.00         AAA          7,299,018
                 Detroit Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.2%

        2,805   Minnesota Housing Finance Agency, Single Family Mortgage              1/04 at 102.00         AA+          2,889,543
                 Bonds, 1994 Series M, 6.700%, 7/01/26 (Alternative
                 Minimum Tax)

       13,020   Housing and Redevelopment Authority of the City of                   12/11 at 102.00         Aaa         13,382,867
                 Saint Paul, Minnesota, Multifamily Housing Revenue Bonds,
                 GNMA Collateralized Mortgage Loan - Marian Center-GEAC Project,
                 Series 2001A, 3.870%, 6/20/43

------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.1%

        1,840   Missouri Housing Development Commission, Single Family                7/03 at 101.00         AAA          1,861,234
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed
                 Securities Program, 1991 Series C, 6.900%, 7/01/18


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.7%

                Director of the State of Nevada, Department of Business and
                Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                Series 2000:
$      15,000    5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00         AAA     $   16,555,650
       13,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,784,290

        2,160   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00         Aa2          2,241,605
                 1994 Senior Series B-1, 6.700%, 10/01/17

        1,675   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00         Aa2          1,724,295
                 1994 Senior Series B-2, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       40,285   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA         42,412,451
                 Series 2002, 5.375%, 6/01/32 - FGIC Insured

       10,000   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA         10,340,100
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.125%, 6/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 7.3%

        8,685   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          9,380,582
                 General Revenue Bonds, Series 1998A, 5.300%, 12/01/19 -
                 FSA Insured

       10,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         11,080,900
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26 - MBIA Insured

       15,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         16,050,000
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series A, 5.375%, 6/15/26 - FSA Insured

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1994
                Series 2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 100.00         AAA          3,179,880
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 102.00         AAA          6,947,264

        5,000   New York State Urban Development Corporation, Correctional            1/07 at 102.00         AAA          5,745,150
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27
                 (Pre-refunded to 1/01/07) - MBIA Insured

       15,600   The Port Authority of New York and New Jersey, Consolidated           1/05 at 101.00         AAA         16,846,752
                 Bonds, Ninety-Seventh Series, 6.650%, 1/15/23 (Alternative
                 Minimum Tax) - FGIC Insured

       25,000   Triborough Bridge and Tunnel Authority, New York, Subordinate        11/12 at 100.00         AAA         25,696,750
                 Revenue Refunding Bonds, Series 2002E,
                 5.000%, 11/15/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.4%

        5,000   North Carolina Municipal Power Agency Number 1, Catawba               1/13 at 100.00         AAA          5,528,500
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/16 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.7%

       20,100   County of Lucas, Ohio, Hospital Revenue Bonds, Series 1999,          11/09 at 101.00         AAA         20,973,144
                 ProMedica Healthcare Obligated Group, 5.375%, 11/15/39 -
                 AMBAC Insured

        3,865   Ohio Housing Finance Agency, Residential Mortgage Revenue             3/05 at 102.00         Aaa          4,070,000
                 Bonds, GNMA Mortgage-Backed Securities Program,
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Air Quality Development
                Revenue Refunding Bonds, JMG Funding Limited Partnership
                Project, Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA         14,832,400
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA          8,629,760


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.5%

       12,380   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA         13,649,074
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,245   Oklahoma Industries Authority, Revenue Bonds, Oklahoma                2/11 at 100.00         Aaa          5,449,240
                 Medical Research Foundation Project, Series 2001,
                 5.250%, 2/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        2,855   State of Oregon Housing and Community Services Department,            7/05 at 102.00         Aa2          2,988,129
                 Mortgage Revenue Bonds, Single Family Mortgage Program,
                 1995 Series A, 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

        7,120   Lehigh County General Purpose Authority, Pennsylvania, Hospital       7/04 at 102.00         AAA          7,684,046
                 Revenue Bonds, Lehigh Valley Hospital, Series 1994A,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/04) - MBIA Insured


                                       23


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

$       2,000   Puerto Rico Highway and Transportation Authority, Transportation      7/13 at 100.00         AAA        $ 2,202,700
                 Revenue Bonds, Series 2003G, 5.250%, 7/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.9%

        2,195   Providence Housing Development Corporation, Rhode Island,             7/04 at 102.00         AAA          2,283,305
                 Mortgage Revenue Refunding Bonds, Series 1994A,
                 FHA-Insured Mortgage Loan - Barbara Jordan Apartments
                 Project, 6.750%, 7/01/25 - MBIA Insured

       20,475   Rhode Island Depositors Economic Protection Corporation,              2/11 at 100.00         AAA         23,208,003
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.0%

       10,000   Beaufort County, South Carolina, Tax Increment Bonds,                12/12 at 100.00         AAA         10,287,300
                 New River Redevelopment Project, Series 2002,
                 5.000%, 6/01/27 - MBIA Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, 1988 Refunding Series:
        9,190    0.000%, 1/01/13 (Pre-refunded to 1/01/10) - AMBAC Insured             1/10 at 79.60         AAA          5,811,848
       12,810    0.000%, 1/01/13 - AMBAC Insured                                        No Opt. Call         AAA          8,562,332

       17,300   South Carolina Jobs-Economic Development Authority,                   8/03 at 102.00         AAA         17,807,582
                 Hospital Revenue Bonds, South Carolina Baptist Hospital,
                 Series 1993D, 5.550%, 8/01/21 - AMBAC Insured

                South Carolina Jobs-Economic Development Authority,
                Hospital Revenue Bonds, Oconee Memorial Hospital, Inc.,
                Series 1995:
        3,000    6.150%, 3/01/15 - CONNIE LEE Insured                                 3/05 at 102.00         AAA          3,285,120
          600    6.150%, 3/01/25 - CONNIE LEE Insured                                 3/05 at 102.00         AAA            656,520

        8,000   South Carolina Jobs-Economic Development Authority,                  11/12 at 100.00         AAA          8,381,840
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company Project, Series 2002A, 5.200%, 11/01/27 -
                 AMBAC Insured

       10,000   South Carolina Jobs-Economic Development Authority,                  11/12 at 100.00         AAA         10,443,200
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company Project, Series 2002B, 5.450%, 11/01/32 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.5%

        6,455   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00         AAA          6,883,483
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/18 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.3%

       22,650   Brazos River Authority, Texas, Revenue Refunding Bonds,               5/08 at 102.00         AAA         24,040,937
                 Houston Industries Incorporated Project, Series 1998C,
                 5.125%, 5/01/19 (Optional put 5/01/08) - AMBAC Insured

       11,500   Capital Area Housing Finance Corporation, Texas, Single Family        4/12 at 106.00         AAA         12,195,980
                 Mortgage Revenue Bonds, 2002 Series A-2 Refunding,
                 3.500%, 4/01/35 (Alternative Minimum Tax) - AMBAC Insured

       11,460   Dallas County Utility and Reclamation District, Texas, Unlimited      2/05 at 100.00         AAA         12,245,698
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29 -
                 AMBAC Insured

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA         25,808,500
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 53.84         AAA          3,977,820
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 50.26         AAA         16,091,010
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 46.91         AAA          2,807,459
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 43.80         AAA          1,828,312

        6,570   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00         AAA          7,101,053
                 Bonds, Series 2001A, 5.375%, 3/01/19 - FSA Insured

        4,170   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00         AAA          4,457,105
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        8,225   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/07 at 100.00         AAA          8,407,266
                 Bonds, Series 1997 Refunding, 5.125%, 7/01/22 - FGIC Insured

       17,500   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue       9/11 at 100.00         AAA         18,211,550
                 Bonds, Series 2001B, Convention Project, 5.250%, 9/01/33 -
                 AMBAC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      12,826   Houston Housing Finance Corporation, Texas, Multifamily               9/11 at 105.00         Aaa        $14,552,764
                 Housing Revenue Bonds, RRG Apartments Project, GNMA
                 Collateralized Mortgage, Series 2001, 6.350%, 3/20/42

       23,865   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00         AAA         24,966,608
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                 of Southeast Texas, Series 2001, 5.500%, 8/15/41 -
                 AMBAC Insured

        8,205   Lower Colorado River Authority, Texas, Refunding and                  5/11 at 100.00         AAA          8,515,559
                 Improvement Revenue Bonds, Series 2001A, 5.000%, 5/15/21 -
                 MBIA Insured

                Port of Houston Authority of Harris County, Texas, Unlimited Tax
                General Obligation Port Improvement Bonds, Series 2001B:
        3,205    5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,435,536
        3,375    5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,600,686

        7,205   City of San Antonio, Texas, Airport System Improvement                7/11 at 101.00         AAA          7,807,554
                 Revenue Bonds, Series 2001, 5.375%, 7/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

                Tarrant County Health Facilities Development Corporation, Texas,
                Health Resources System Revenue Bonds, Series 1997A:
        2,900    5.250%, 2/15/22 - MBIA Insured                                       2/08 at 102.00         AAA          2,990,770
        6,500    5.000%, 2/15/26 - MBIA Insured                                       2/08 at 101.00         AAA          6,546,020

       12,330   Texas Department of Housing and Community Affairs,                    9/06 at 102.00         AAA         12,955,748
                 Single Family Mortgage Revenue Bonds, 1996 Series D,
                 6.250%, 9/01/28 (Alternative Minimum Tax) - MBIA Insured

        1,840   Ysleta Independent School District, Texas, Public Facility           11/09 at 100.00         AAA          1,960,134
                 Corporation Lease Revenue Refunding Bonds, Series 2001,
                 5.375%, 11/15/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.3%

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA         10,858,800
                 Bonds, Series 2003A Refunding, 5.000%, 7/01/16 - FSA Insured

        5,685   Utah Housing Finance Agency, Multifamily Housing Refunding            7/03 at 101.00          AA          5,751,003
                 Bonds, 1992 Issue A, FHA-Insured Mortgage Loans,
                 7.400%, 7/01/24

          675   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/04 at 102.00         Aaa            694,427
                 1994 Issue D, Federally Insured or Guaranteed Mortgage
                 Loans, 6.750%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

       10,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA         10,387,500
                 Mortgage Bonds, 2001 Series H, Subseries H-1,
                 5.375%, 7/01/36 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.7%

        3,195   Kitsap County, Washington, Limited Tax General Obligation             7/10 at 100.00         AAA          3,460,952
                 Bonds, Series 2000, 5.500%, 7/01/25 - AMBAC Insured

        4,250   Public Utility District No. 1 of Snohomish County, Washington,        7/03 at 101.00         AAA          5,371,744
                 Generation System Revenue Bonds, Series 1989,
                 6.650%, 1/01/16 - FGIC Insured

        4,345   Washington Public Power Supply System, Nuclear Project                7/07 at 102.00         AAA          4,682,519
                 No. 1 Refunding Revenue Bonds, Series 1997A,
                 5.125%, 7/01/17 - AMBAC Insured

        8,500   Washington Public Power Supply System, Nuclear Project                7/03 at 102.00         AAA          8,725,929
                 No. 3 Refunding Revenue Bonds, Series 1993B,
                 5.600%, 7/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.8%

       10,000   County Commission of Harrison County, West Virginia, Solid            5/03 at 102.00         AAA         10,234,099
                 Waste Disposal Revenue Bonds, West Penn Power Company
                 Harrison Station Project, Series B, 6.300%, 5/01/23
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.8%

        1,765   Wisconsin Housing and Economic Development Authority,                 7/03 at 101.00         AAA          1,785,791
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12 -
                 MBIA Insured

       15,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00         AAA         16,257,899
                 Bonds, Series 1997, Marshfield Clinic Project,
                 5.750%, 2/15/27 - MBIA Insured

       18,000   Wisconsin Health and Educational Facilities Authority,                8/07 at 102.00         AAA         18,983,339
                 Revenue Bonds, Series 1997, Aurora Health Care, Inc.,
                 5.250%, 8/15/17 - MBIA Insured


                                       25


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.6%

$       7,780   Wyoming Community Development Authority, Housing                     12/07 at 101.50         AAA        $ 8,103,958
                 Revenue Bonds, 1997 Series 6, 5.600%, 6/01/29 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$   2,010,291   Total Long-Term Investments (cost $1,775,195,543) - 148.0%                                            1,935,998,924
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.1%

        9,650   Illinois Health Facilities Authority, Revenue Bonds, University                             A-1+          9,650,000
                 of Chicago Hospitals, Series 1994, Variable Rate Demand
                 Obligations, 1.450%, 8/15/26 - MBIA Insured+

        4,500   Kansas Development Finance Authority, Revenue Bonds,                                         A-1          4,500,000
                 Village Shalom Obligated Group, Series BB, Variable Rate
                 Demand Bonds, 1.350%, 11/15/28+

        4,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds,                                   A-1          4,500,000
                 Series A, Detroit Symphony Orchestra Project, Variable Rate
                 Demand Bonds, 1.350%, 6/01/31+

       10,000   New York City Transitional Finance Authority, New York,                                     A-1+         10,000,000
                 Recovery Notes, Series 1, Subseries 1C, Variable Rate
                 Demand Obligations, 1.400%, 11/01/22+
------------------------------------------------------------------------------------------------------------------------------------
$      28,650   Total Short-Term Investments (cost $28,650,000)                                                          28,650,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,803,845,543) - 150.1%                                                      1,964,648,924
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                     23,864,922
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.0)%                                                       (680,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                       $ 1,308,513,846
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.4%

$       1,135   Birmingham Waterworks and Sewer Board, Alabama, Water                 1/13 at 100.00         AAA        $ 1,220,897
                 and Sewer Revenue Bonds, Series 2002B, 5.250%, 1/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

        2,890   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA          2,992,942
                 Bonds, 1995 Series A, 5.875%, 12/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 36.6%

                Abag Finance Authority for Nonprofit Corporations, Insured
                Certificates of Participation, Children's Hospital Medical
                Center of Northern California, Series 1999:
        6,750    5.875%, 12/01/19 - AMBAC Insured                                    12/09 at 101.00         AAA          7,749,068
       10,000    6.000%, 12/01/29 - AMBAC Insured                                    12/09 at 101.00         AAA         11,555,700

        4,755   Antioch Area Public Facilities Financing Agency, California,          8/09 at 101.00         AAA          5,322,176
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.700%, 8/01/22 - AMBAC Insured

        3,250   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA          3,543,930
                 Control Refunding Revenue Bonds, Pacific Gas and Electric
                 Company, 1996A Remarketed, 5.350%, 12/01/16 (Alternative
                 Minimum Tax) - MBIA Insured

       10,070   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA         10,263,143
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

          580   Housing Authority of the County of Kern, California, Guaranteed         No Opt. Call         AAA            643,214
                 Tax-Exempt Mortgage Obligations, 1994 Series A, Subseries I,
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          425   Housing Authority of the County of Kern, California, Guaranteed         No Opt. Call         AAA            454,597
                 Tax-Exempt Mortgage Obligations, 1994 Series A,
                 Subseries III, 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,450   La Verne - Grand Terrace Housing Finance Agency, California,            No Opt. Call         AAA          7,991,280
                 Single Family Residential Mortgage Revenue Bonds,
                 1984 Series A, 10.250%, 7/01/17

        5,840   Lancaster Redevelopment Agency, California, Tax Allocation            8/03 at 101.00         AAA          5,966,261
                 Refunding Bonds, Lancaster Residential Redevelopment
                 Project Area, Issue of 1992, 6.100%, 8/01/19 - MBIA Insured

       11,080   City of Lodi, California, Electric System Revenue Certificates         1/09 at 40.71         AAA          3,792,019
                 of Participation, 1999 Series B, 0.000%, 1/15/24 (Pre-refunded to 1/15/09) - MBIA Insured

        5,000   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          6,997,300
                 County, California, 1995 Revenue Refunding Bonds,
                 Project No. 1, 7.400%, 8/01/25 - MBIA Insured

        8,880   City of Pomona, California, Single Family Mortgage Revenue              No Opt. Call         AAA         12,093,139
                  Refunding Bonds, GNMA and FHLMC Mortgage-Backed
                 Securities, Series 1990B, 7.500%, 8/01/23

       10,305   City of San Bernardino, California, Single Family Mortgage              No Opt. Call         AAA         13,818,284
                 Revenue Refunding Bonds, GNMA Mortgage-Backed
                 Securities, Series 1990A, 7.500%, 5/01/23

       14,755   County of San Bernardino, California, Single Family Mortgage            No Opt. Call         AAA         19,259,997
                 Revenue Bonds, GNMA Mortgage-Backed Securities,
                 1988 Series A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        4,300   Airports Commission of the City and County of San Francisco,          5/11 at 100.00         AAA           4,462,540
                 California, San Francisco International Airport, Second Series
                 Revenue Refunding Bonds, Issue 27A, 5.125%, 5/01/19
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.5%

        2,500   City and County of Denver, Colorado, Airport System Revenue          11/12 at 100.00         AAA          2,685,125
                 Refunding Bonds, Series 2002E, 5.500%, 11/15/18 (Alternative
                 Minimum Tax) - FGIC Insured

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA          6,728,820
                 Bonds, Series 2000A, 5.750%, 9/01/29 - MBIA Insured

        1,225   Summit School District RE-1, Summit County, Colorado,                12/04 at 100.00         AAA          1,330,620
                 General Obligation Improvement Bonds, Series 1994,
                 6.700%, 12/01/14 (Pre-refunded to 12/01/04) - FGIC Insured


                                       27


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.7%

$       4,145   City of Miami, Florida, General Obligation Bonds, Series 2002,        1/12 at 100.00         AAA        $ 4,314,821
                 5.000%, 1/01/22 - MBIA Insured

        9,985   Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B,        1/13 at 100.00         AAA         10,393,786
                 5.125%, 1/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.2%

        6,500   Medical Center Hospital Authority, Georgia, Revenue                   8/09 at 102.00         AAA          6,924,125
                 Anticipation Certificates, Columbus Regional Healthcare
                 System, Inc. Project, Series 1999, 5.500%, 8/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 3.9%

        8,030   State of Hawaii, Airports System Revenue Bonds, Refunding             7/10 at 101.00         AAA          9,423,687
                 Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax) -
                 FGIC Insured

        2,250   Department of Budget and Finance of the State of Hawaii,              1/09 at 101.00         AAA          2,553,548
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiaries Project, Series 1999D, 6.150%, 1/01/20
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.2%

        4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,         12/12 at 100.00         AAA          4,158,920
                 5.000%, 12/01/22 - FGIC Insured

       10,000   City of Chicago, Illinois, General Obligation Refunding Bonds,        1/10 at 101.00         AAA         10,802,100
                 Series 2000D, 5.500%, 1/01/35 - FGIC Insured

        8,200   Board of Education of the City of Chicago, Illinois, General            No Opt. Call         AAA         10,031,142
                 Obligation Lease Certificates, 1992 Series A,
                 6.250%, 1/01/15 - MBIA Insured

       23,110   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         12,444,273
                 Program Bonds, Elgin School District No. U46, Kane, Cook
                 and DuPage Counties, Series 2002, 0.000%, 1/01/17 -
                 FSA Insured

       10,010   Illinois Development Finance Authority, Revenue Bonds,                2/05 at 102.00         AAA         10,516,806
                 Catholic Health Partners Services, Series 1995A,
                 5.300%, 2/15/18 - CONNIE LEE Insured

       10,150   Onterie Center Housing Finance Corporation (An Illinois Not           7/03 at 101.50         AAA         10,429,328
                 For Profit Corporation), Mortgage Revenue Refunding
                 Bonds, Series 1992A, FHA-Insured Mortgage Loan -
                 Onterie Center Project, 7.050%, 7/01/27 - MBIA Insured

        3,225   Regional Transportation Authority, Cook, DuPage, Kane,                  No Opt. Call         AAA          4,303,311
                 Lake, McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1992A, 9.000%, 6/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue         5/03 at 101.00         AAA          5,447,616
                 Refunding and Improvement Bonds, Series 1992, Community
                 Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

        5,000   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          5,193,150
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/21 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.4%

        2,250   City of Kalamazoo Hospital Finance Authority, Michigan,               5/06 at 102.00         AAA          2,496,015
                 Hospital Revenue Refunding and Improvement Bonds,
                 Bronson Methodist Hospital, Series 1996, 5.750%, 5/15/16 -
                 MBIA Insured

        6,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          7,032,285
                 Bonds, 2000 Series XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,810   Michigan State Housing Development Authority, Limited                 8/12 at 102.00         Aaa          4,016,159
                 Obligation Multifamily Housing Revenue Bonds,                                 GNMA
                 Collateralized Program - Cranbrook Apartments, Series 2001A,
                 5.500%, 2/20/43 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.1%

        4,860   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          5,387,893
                 Minnesota, Airport Revenue Bonds, Series 2001B,
                 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

        1,225   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          1,273,192
                 1995 Series D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.3%

        7,495   Industrial Development Authority of Jefferson County,                 8/07 at 100.00         AAA         10,126,794
                 Missouri, Housing Revenue Bonds, Richardson Road
                 Apartments Project, Series 1985, 11.000%, 12/15/15
                 (Pre-refunded to 8/15/07)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.7%

$      10,000   Clark County, Nevada, Airport System Subordinated Lien                7/11 at 100.00         AAA        $10,468,600
                 Revenue Bonds, Series 2001B, 5.125%, 7/01/21 - FGIC Insured

        7,990   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA          8,266,214
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.250%, 6/01/41 - AMBAC Insured

        5,050   Washoe County, Nevada, Gas and Water Facilities Refunding             7/03 at 101.50         AAA          5,229,275
                 Revenue Bonds, Sierra Pacific Power Company Project,
                 Series 1987 Remarketed, 6.300%, 12/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.9%

        7,645   Metropolitan Transportation Authority, New York, Transit                No Opt. Call         AAA          8,902,450
                 Facilities Revenue Bonds, Series J, 9.100%, 7/01/05 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.9%

        2,620   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA          2,888,576
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement            7/10 at 101.00         AAA          6,062,554
                 Revenue Bonds, Series 2000 Refunding, 5.625%, 7/01/20 -
                 FSA Insured

        3,000   Tulsa Industrial Authority, Oklahoma, Multifamily Housing            11/05 at 103.00         Aaa          3,170,010
                 Revenue Refunding Bonds, GNMA  Collateralized - Country
                 Club of Woodland Hills Development, Series 1995,
                 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 9.7%

                Oregon Health Sciences University, Revenue Bonds, Series 2002A:
        5,000    5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00         AAA          5,164,250
       19,000    5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00         AAA         19,534,280

        5,000   Oregon Health, Housing, Educational and Cultural Facilities           3/12 at 105.00         Aaa          5,510,100
                 Authority, Revenue Bonds, GNMA Mortgaged-Backed Securities
                 Program, Necanicum Village Assisted Living Project,
                 2001 Series A, 5.000%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.9%

        5,000   Health and Educational Facilities Board of the Metropolitan          11/09 at 101.00         AAA          5,987,000
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds, Ascension Health Credit Group, Series 1999A,
                 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.1%

          490   Corpus Christi Housing Finance Corporation, Texas, Single             7/03 at 101.00         AAA            500,971
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11 - MBIA Insured

       12,500   Cities of Dallas and Ft. Worth, Texas, Dallas-Ft. Worth              11/09 at 100.00         AAA         12,921,125
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.500%, 11/01/35
                 (Alternative Minimum Tax) - FGIC Insured

          570   City of El Paso Property Finance Authority, Inc., Texas, Single       6/03 at 102.00         Aaa            587,801
                 Family Mortgage Revenue Bonds, GNMA Mortgage-Backed
                 Securities Program, Series 1992A, 8.700%, 12/01/18
                 (Alternative Minimum Tax)

        7,600   City of San Antonio, Texas, Airport System Improvement                7/11 at 101.00         AAA          8,191,432
                 Revenue Bonds, Series 2001, 5.375%, 7/01/16 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.7%

        2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003,          7/13 at 100.00         AAA          2,054,120
                 5.000%, 7/01/28 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.2%

        3,635   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          3,791,378
                 Mortgage Bonds, 2001 Series C, Subseries C-2,
                 5.450%, 7/01/23 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 23.9%

        5,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA          5,262,450
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) -
                 MBIA Insured

        1,570   Sedro-Wooley School District No. 101, Clark County,                  12/12 at 100.00         Aaa          1,706,041
                 Washington, General Obligation Bonds, Series 2002,
                 5.250%, 12/01/18 - FSA Insured


                                       29


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       5,000   Energy Northwest, Washington, Nuclear Project No. 1 Electric          7/12 at 100.00         AAA        $ 5,629,950
                 Revenue Bonds, Series 2002A Refunding, 5.500%, 7/01/15 -
                 MBIA Insured

                Bellevue School District No. 405, King County, Washington,
                General Obligation Bonds, Series 2002:
       12,060    5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00         AAA         12,789,992
       12,785    5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00         AAA         13,476,413

                Pierce County School District No. 343, Dieringer, Washington,
                General Obligation Bonds, Series 2003 Refunding:
        3,435    5.250%, 12/01/17 - FSA Insured                                       6/13 at 100.00         Aaa          3,783,893
        2,755    5.250%, 12/01/18 - FSA Insured                                       6/13 at 100.00         Aaa          3,013,281
        2,990    5.250%, 12/01/19 - FSA Insured                                       6/13 at 100.00         Aaa          3,249,711

        4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00         AAA          5,115,492
                 5.625%, 4/01/17 (Alternative Minimum Tax) - FGIC Insured

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18 Project, Series 1999C:

          755    6.000%, 9/01/29 (Pre-refunded to 3/01/10)                            3/10 at 101.00         AAA            890,175
                 (Alternative Minimum Tax) - MBIA Insured

          895    6.000%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA            970,171

        1,265   City of Tacoma, Washington, General Obligation Bonds,                12/12 at 100.00         AAA          1,349,806
                 Series 2002, 5.000%, 12/01/18 - FGIC Insured

        4,200   City of Tacoma, Washington, Solid Waste Utility Revenue              12/11 at 100.00         AAA          4,469,808
                 Bonds, Series 2001 Refunding, 5.250%, 12/01/20 -
                 AMBAC Insured

        5,000   State of Washington, General Obligation Bonds,                        1/11 at 100.00         AAA          5,219,199
                 2001 Series C, 5.250%, 1/01/26 - FSA Insured

        6,990   Washington Public Power Supply System, Nuclear Project No.1           7/08 at 102.00         AAA          7,534,310
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.0%

        6,000   Mason County, West Virginia, Pollution Control Revenue                6/03 at 101.00         AAA          6,147,060
                 Bonds, Appalachian Power Company Project, Series I,
                 6.850%, 6/01/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     429,265   Total Long-Term Investments (cost $417,851,005) - 146.8%                                                 455,977,891
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 3.1%

        3,000   Alachua County Health Facilities Authority, Florida,                                      VMIG-1          3,000,000
                 Continuing Care Retirement Community Revenue Bonds,
                 Oak Hammock at the University of Florida Project,
                 Series 2002A, Variable Rate Demand Obligations,
                 1.350%, 10/01/32+

        3,000   Capital Projects Finance Authority, Florida, Continuing Care                              VMIG-1          3,000,000
                 Retirement Community Revenue Bonds, Glenridge on
                 Palmer Ranch, Series 2002C, Variable Rate Demand Bonds,
                 1.350%, 6/01/12+

        1,700   Idaho Health Facilities Authority, Revenue Bonds, St. Luke's                              VMIG-1          1,700,000
                 Regional Medical Center Project,  Series 1995, Variable Rate
                 Demand Bonds, 1.350%, 5/01/22+

        2,000   University of Toledo, Ohio, General Receipts, Refunding                                      A-1          2,000,000
                 Series 2000, Variable Rate Demand Bonds, 1.400%, 6/01/32 -
                 FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       9,700   Total Short-Term Investments (cost $9,700,000)                                                            9,700,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $427,551,005) - 149.9%                                                           465,677,891
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      5,976,129
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                       (161,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  310,654,020
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       30


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.8%

                Jefferson County, Alabama, Sewer Revenue Warrants,
                Series 1997D:
$       5,000    5.700%, 2/01/20 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA        $ 5,576,900
        4,830    5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          5,512,189
        3,970    5.750%, 2/01/22 - FGIC Insured                                       2/07 at 101.00         AAA          4,435,086

        2,500   City of Mobile, Alabama, General Obligation Refunding                 2/06 at 102.00         AAA          2,828,075
                 Warrants, Series 1996, 5.750%, 2/15/16 (Pre-refunded
                 to 2/15/06) - AMBAC Insured

        2,000   City of Scottsboro, Alabama, General Obligation School                7/06 at 102.00         AAA          2,246,220
                 Warrants, Series 1996-B, 5.750%, 7/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 8.2%

       31,200   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 24.23         AAA          5,276,544
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/34 - MBIA Insured

        6,850   County of Orange, California, 1996 Recovery Certificates              7/06 at 102.00         AAA          7,774,819
                 of Participation, Series A, 6.000%, 7/01/26 - MBIA Insured

       10,000   Orange County Water District, California, Revenue Certificates        8/13 at 100.00         AAA         10,278,900
                 of Participation, Series 2003B, 5.000%, 8/15/34 -
                 MBIA Insured

       13,000   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA         14,910,220
                 Improvement Revenue Bonds, Series 1999, Solid Waste and
                 Redevelopment Projects, 5.800%, 12/01/19 - AMBAC Insured

                San Leandro Housing Finance Corporation, California, Mortgage
                Revenue Refunding Bonds, Series 1993A, FHA-Insured Mortgage Loan
                - Ashland Village Apartments Section 8 Assisted Project:
        1,205    6.550%, 1/01/12 - MBIA Insured                                       7/03 at 101.00         AAA          1,219,086
        5,100    6.650%, 1/01/25 - MBIA Insured                                       7/03 at 101.00         AAA          5,157,885


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.1%

                Colorado Health Facilities Authority, Hospital Revenue Bonds,
                Poudre Valley Health Care, Inc., Series 1999A:
        2,480    5.625%, 12/01/19 - FSA Insured                                      12/09 at 101.00         Aaa          2,685,369
        3,500    5.750%, 12/01/23 - FSA Insured                                      12/09 at 101.00         Aaa          3,805,900

       12,955   City and County of Denver, Colorado, Airport System Revenue          11/05 at 102.00         AAA         14,311,259
                 Bonds, Series 1995A, 5.600%, 11/15/20 - MBIA Insured

        1,325   El Paso County, Colorado, Certificates of Participation,             12/12 at 100.00         AAA          1,362,762
                 Series 2002B, Detention Facility Project, 5.000%, 12/01/27 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

        3,540   District of Columbia Housing Finance Agency, Collateralized           6/03 at 102.00         AAA          3,601,100
                 Single Family Mortgage Revenue Bonds, Series 1990C-4,
                 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6%

        3,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          3,136,680
                 South Georgia Medical Center Project Revenue Certificates,
                 Series 2002, 5.200%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 8.9%

                Hawaii County, Hawaii, General Obligation Bonds, Series 2003A:
        2,375    5.000%, 7/15/19 - FSA Insured                                        7/13 at 100.00         AAA          2,530,254
        1,620    5.000%, 7/15/21 - FSA Insured                                        7/13 at 100.00         AAA          1,703,900

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          6,925,695
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         11,222,730


                                       31


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HAWAII (continued)

$      24,000   Department of Budget and Finance of the State of Hawaii,              7/10 at 101.00         AAA     $   25,930,080
                 Special Purpose Revenue Bonds, Hawaiian Electric
                 Company, Inc. and Subsidiary Projects, Refunding Series 2000,
                 5.700%, 7/01/20 (Alternative Minimum Tax) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,620   Idaho Housing and Finance Association, Single Family                  1/08 at 101.50         AAA          1,742,407
                 Mortgage Bonds, 1998 Series E, 5.450%, 7/01/18 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.1%

        2,500   City of Aurora, Kane, DuPage, Kendall and Will Counties,              1/05 at 100.00         AAA          2,683,625
                 Illinois, General Obligation Corporate Purpose Bonds,
                 Series 1996, 5.800%, 1/01/14 (Pre-refunded to 1/01/05) -
                 MBIA Insured

        1,500   City of Chicago, Illinois, General Obligation Bonds, Project          7/05 at 102.00         AAA          1,680,165
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

       25,585   City of Chicago, Illinois, General Obligation Bonds, Project          1/06 at 102.00         AAA         26,106,422
                 and Refunding Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        8,370   City of Chicago, Illinois, Chicago Midway Airport Revenue             1/07 at 101.00         AAA          9,282,916
                 Bonds, Series 1996A, 5.625%, 1/01/17 - MBIA Insured

                City of Chicago, Illinois, Chicago Midway Airport Revenue
                Bonds, Series 1994A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax) - MBIA Insured             1/04 at 102.00         AAA            291,234
          710    6.250%, 1/01/14 (Alternative Minimum Tax) - MBIA Insured             1/04 at 102.00         AAA            742,532

        4,000   City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds,              7/13 at 100.00         AAA          4,166,520
                 Series 2003A, 5.000%, 1/01/22 - AMBAC Insured

        8,235   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00         AAA          9,004,231
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/15 - MBIA Insured

       10,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/10 at 101.00         AAA         10,695,000
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax) -
                 AMBAC Insured

        4,115   Chicago Park District, Illinois, General Obligation Limited Tax       7/11 at 100.00         AAA          4,533,784
                 Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

        9,680   Illinois Educational Facilities Authority, Chicago, Revenue           6/08 at 100.00         AAA          9,992,954
                 Columbia College Bonds, Series 1998, 5.000%, 12/01/20 -
                 MBIA Insured

        1,950   Illinois Health Facilities Authority, Health Facilities Refunding       No Opt. Call         AAA          2,394,620
                 Revenue Bonds, SSM Health Care, Series 1992AA,
                 6.550%, 6/01/14 - MBIA Insured

                Illinois Health Facilities Authority, Revenue Bonds, Lutheran
                General Health System, Series 1993A:
        4,355    6.125%, 4/01/12 - FSA Insured                                          No Opt. Call         AAA          5,044,397
        5,000    6.250%, 4/01/18 - FSA Insured                                          No Opt. Call         AAA          6,203,400

        2,815   Illinois Housing Development Authority, Housing Development           1/04 at 102.00          A+          2,896,325
                 Bonds, 1993 Series A, 6.000%, 7/01/18

        6,335   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/03 at 102.00         AAA          6,504,335
                 Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/22
                 (Pre-refunded to 6/15/03) - AMBAC Insured

          955   City of Peoria, City of Moline and City of Freeport, Illinois,       10/05 at 105.00         AAA          1,024,400
                 GNMA Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.2%

        1,000   Ft. Wayne South Side School Building Corp., Allen County,             1/04 at 102.00         AAA          1,055,440
                 Indiana, First Mortgage Bonds, Series 1994, 6.125%, 1/15/12
                 (Pre-refunded to 1/15/04) - MBIA Insured

        5,285   Logansport School Building Corporation, Indiana, First Mortgage       7/11 at 100.00         AAA          5,515,162
                 Bonds, Series 2001, 5.125%, 1/15/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.2%

          270   City of Olathe, Kansas and Labette Counties, Kansas, GNMA             2/05 at 105.00         Aaa            289,732
                 Collateralized Single Family Mortgage Refunding Revenue
                 Bonds, Series A-I, 8.100%, 8/01/23 (Alternative Minimum Tax)

          655   Sedgwick and Shawnee Counties, Kansas, GNMA                          11/04 at 105.00         Aaa            700,483
                 Collateralized Single Family Mortgage Refunding Revenue
                 Bonds, Series A-II, 8.050%, 5/01/24 (Alternative Minimum Tax)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.2%

$      23,340   Kentucky Economic Development Finance Authority, Health                 No Opt. Call         AAA        $ 6,306,235
                 System Revenue Bonds, Norton Healthcare Inc., Series 2000B,
                 0.000%, 10/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.7%

          195   Massachusetts Housing Finance Agency, Housing Project                10/03 at 102.00         AAA            199,146
                 Revenue Bonds, 1993 Series A Refunding, 6.150%, 10/01/15 -
                 AMBAC Insured

        4,780   Massachusetts Housing Finance Agency, Single Family                   6/06 at 102.00         AAA          5,035,539
                 Housing Revenue Bonds, Series 48, 6.350%, 6/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        3,600   Massachusetts Housing Finance Agency, Single Family Housing           6/07 at 102.00         AAA          3,804,192
                 Revenue Bonds, Series 53, 6.150%, 12/01/29 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.8%

        4,705   Board of Control of Grand Valley State University, Michigan,         12/10 at 100.00         AAA          5,071,378
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20 -
                 FGIC Insured

       10,000   Michigan State Housing Development Authority, Rental Housing          4/07 at 102.00         AAA         10,586,000
                 Revenue Bonds, 1997 Series A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax) - AMBAC Insured

       10,000   County of Monroe, Michigan, Pollution Control Revenue Bonds,          9/03 at 102.00         AAA         10,346,400
                 The Detroit Edison Company Project, Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.4%

        7,435   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          7,727,493
                 1995 Series D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.5%

        1,000   Industrial Development Authority of the City of Hazelwood,            9/06 at 102.00         AAA          1,065,920
                 Missouri, Multifamily Housing Revenue Refunding Bonds,
                 GNMA Collateralized - The Lakes Apartments Project,
                 Series 1996, 6.000%, 9/20/16

        4,500   Land Clearance for Redevelopment Authority of Kansas City,           12/05 at 102.00         AAA          5,037,750
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18 - FSA Insured

        1,000   Kansas City Municipal Assistance Corporation, Missouri,               1/06 at 101.00         AAA          1,099,170
                 Leasehold Revenue Bonds, Capital Improvement Series 1996B,
                 5.750%, 1/15/14 - AMBAC Insured

        1,030   Missouri Housing Development Commission, Multifamily                 12/06 at 102.00         AAA          1,095,683
                 Housing Revenue Bonds, Brookstone Village Apartments
                 Project, 1996 Series A, 6.000%, 12/01/16 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.9%

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds,           6/03 at 101.00         AAA          5,180,500
                 Nevada Power Company Project, Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

        5,000   Clark County, Nevada, Industrial Development Revenue                  7/10 at 102.00         AAA          5,461,900
                 Bonds, Southwest Gas Corporation, Series 2000C,
                 5.950%, 12/01/38 (Alternative Minimum Tax) -
                 AMBAC Insured

        5,500   Director of the State of Nevada, Department of Business               1/10 at 102.00         AAA          6,062,925
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.625%, 1/01/32 - AMBAC Insured

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15 - AMBAC Insured                                      7/09 at 101.00         AAA          3,104,074
        6,035    5.750%, 7/01/16 - AMBAC Insured                                      7/09 at 101.00         AAA          6,941,155
        6,500    5.750%, 7/01/17 - AMBAC Insured                                      7/09 at 101.00         AAA          7,455,175
        3,535    5.750%, 7/01/18 - AMBAC Insured                                      7/09 at 101.00         AAA          4,037,818
        4,000    6.000%, 7/01/19 - AMBAC Insured                                      7/09 at 101.00         AAA          4,653,520


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 17.0%

        4,090   Metropolitan Transportation Authority, New York, Commuter               No Opt. Call         AAA          5,054,790
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07 -
                 MBIA Insured

        4,985   Metropolitan Transportation Authority, New York, Transit                No Opt. Call         AAA          6,160,912
                 Facilities Revenue Bonds, Series O, 8.000%, 7/01/07 -
                 MBIA Insured

                County of Nassau, New York, General Improvement Bonds, Series E:
        1,755    6.000%, 3/01/16 - FSA Insured                                        3/10 at 100.00         AAA          2,032,887
        2,740    6.000%, 3/01/18 - FSA Insured                                        3/10 at 100.00         AAA          3,180,565


                                       33


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,265   County of Nassau, New York, General Obligation Serial                 3/10 at 100.00         AAA        $ 2,760,831
                  Improvement Bonds, Series F, 7.000%, 3/01/14 - FSA Insured

        7,500   Nassau Health Care Corporation, Nassau County Guaranteed,             8/09 at 102.00         AAA          8,358,450
                 New York, Health System Revenue Bonds, Series 1999,
                 5.750%, 8/01/29 - FSA Insured

        4,000   City of New York, New York, General Obligation Bonds,                   No Opt. Call         AAA          4,557,560
                 Fiscal 1995 Series E, 8.000%, 8/01/05 - MBIA Insured

        7,900   City of New York, New York, General Obligation Bonds,                 3/06 at 101.50         AAA          8,746,485
                 Fiscal 1996 Series I, 5.875%, 3/15/18 - FSA Insured

        7,000   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          7,885,640
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal 2000 Series A, 5.750%, 6/15/31 - FGIC Insured

                Dormitory Authority of the State of New York, New Island
                Hospital Insured Revenue Bonds, Series 1999B:
        3,400    5.750%, 7/01/19 - MBIA Insured                                       7/09 at 101.00         AAA          3,738,096
        5,750    6.000%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA          6,326,783

        9,745   New York State Housing Finance Agency, Housing Project                5/06 at 102.00         AAA         10,686,075
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20 - FSA Insured

        6,095   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          6,720,225
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1995 Series A, 6.000%, 8/15/15 (Pre-refunded
                 to 2/15/05) - MBIA Insured

                New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          3,347,460
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          2,791,750

                New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 7:
        3,505    5.700%, 1/01/27 (Pre-refunded to 1/01/07) - MBIA Insured             1/07 at 102.00         AAA          4,027,350
        5,000    5.700%, 1/01/27 (Pre-refunded to 1/01/07) - FSA Insured              1/07 at 102.00         AAA          5,745,150


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.7%

       10,715   City of Fargo, North Dakota, Health System Revenue Bonds,             6/10 at 101.00         AAA         11,486,909
                 MertiCare Obligated Group, Series 2000A,
                 5.600%, 6/01/21 - FSA Insured

        8,000   State of North Dakota, Student Loan Revenue Bonds,                   12/10 at 100.00         AAA          8,403,920
                 Series 2000B, 5.850%, 12/01/25 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

                Oklahoma City, Oklahoma, Airport Trust Junior Lien Tax Exempt
                Bonds, Twenty-Seventh Series 2000A:
        1,320    5.125%, 7/01/20 - FSA Insured                                        7/10 at 100.00         AAA          1,391,993
        4,040    5.250%, 7/01/21 - FSA Insured                                        7/10 at 100.00         AAA          4,288,985


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.7%

                City of Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, 2000 Series A:
        4,405    5.700%, 6/15/17 - AMBAC Insured                                      6/10 at 101.00         Aaa          5,013,375
        3,665    5.750%, 6/15/18 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,172,676
        4,265    5.750%, 6/15/19 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,829,686
        1,375    5.750%, 6/15/20 - AMBAC Insured                                      6/10 at 101.00         Aaa          1,549,597

                Housing Authority of Portland, Oregon, Multifamily Housing
                Revenue Bonds, Series 2000, Lovejoy Station
                Apartments Project:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax) - MBIA Insured             7/10 at 100.00         Aaa          1,591,875
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax) - MBIA Insured             7/10 at 100.00         Aaa          2,668,504


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.6%

       12,620   Allegheny County Hospital Development Authority,                     11/10 at 102.00         AAA         15,047,078
                 Pennsylvania, Health System Insured Revenue Bonds,
                 Series 2000A, West Penn Allegheny Health System,
                 6.500%, 11/15/30 - MBIA Insured

        2,535   Allegheny County Residential Finance Authority, Pennsylvania,        11/06 at 102.00         Aaa          2,689,889
                 GNMA Single Family Mortgage Revenue Bonds,
                 1996 Series AA, 6.450%, 5/01/28 (Alternative Minimum Tax)

        9,485   Berks County Municipal Authority, Pennsylvania, Hospital             11/09 at 102.00         AAA         11,447,731
                 Revenue Bonds, The Reading Hospital and Medical Center
                 Project, Series 1999, 6.000%, 11/01/19 (Pre-refunded to
                 11/01/09) - FSA Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,000   Luzerne County Industrial Development Authority, Pennsylvania,       12/04 at 102.00         AAA        $ 1,105,570
                 Exempt Facilities Revenue Refunding Bonds, 1994 Series A,
                 Pennsylvania Gas and Water Company Project, 7.000%, 12/01/17
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.3%

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Bonds, Series 2003AA:
        5,000    5.500%, 7/01/16 - FGIC Insured                                         No Opt. Call         AAA          5,842,900
        2,000    5.500%, 7/01/17 - MBIA Insured                                         No Opt. Call         AAA          2,342,140

        4,000   Puerto Rico Municipal Finance Agency, General Obligation              8/12 at 100.00         AAA          4,430,560
                 Bonds, 2002 Series A, 5.250%, 8/01/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.9%

                Brazos River Authority, Texas, Revenue Refunding Bonds,
                Houston Industries Incorporated Project, Series 1998C:
       10,000    5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00         AAA         10,614,100
        9,000    5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured            11/08 at 102.00         AAA          9,422,460

                Cities of Dallas and Ft. Worth, Texas, Dallas-Ft. Worth
                International Airport, Joint Revenue Refunding and
                Improvement Bonds, Series 2001A:
        3,000    5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured           11/11 at 100.00         AAA          3,361,020
       12,500    5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured           11/09 at 100.00         AAA         12,921,125

        3,895   City of Denton, Texas, Utility System Revenue Bonds,                 12/10 at 100.00         AAA          4,350,287
                 Series 2000A, 5.625%, 12/01/19 - FSA Insured

        7,210   City of Houston, Texas, Water and Sewer System Junior Lien           12/07 at 101.00         AAA          7,653,127
                 Revenue Bonds, Series 1997A Refunding, 5.250%, 12/01/22 -
                 FGIC Insured

        4,151   Panhandle Regional Housing Finance Corporation, Texas,                7/12 at 105.00         Aaa          4,798,556
                 Multifamily Housing Revenue Bonds, GNMA Collateralized
                 Mortgage - Renaissance of Amarillo Apartments,
                 Series 2001A, 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Cook Children's Medical Center Project,
                Series 2000A:
        6,725    5.750%, 12/01/17 - FSA Insured                                      12/10 at 101.00         AAA          7,435,765
        7,500    5.750%, 12/01/24 - FSA Insured                                      12/10 at 101.00         AAA          8,112,375

       10,627   Tarrant County Housing Finance Corporation, Texas, Multifamily       10/11 at 105.00         Aaa         12,246,130
                 Housing Revenue Bonds, Series 2001, GNMA Collateralized
                 Mortgage Loan - Legacy Senior Residence Apartments
                 Project, 6.625%, 4/20/42

                State of Texas, General Obligation Bonds, Veterans Housing
                Assistance Program Fund, Series 1993:
        1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102.00         Aa1          1,360,039
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax) - MBIA Insured           12/03 at 102.00         AAA          6,825,221

        2,300   Texas State University System, Financing Revenue Bonds,               3/12 at 100.00         AAA          2,442,922
                 Series 2002 Refunding, 5.000%, 3/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 5.2%

                Intermountain Power Agency, Utah, Power Supply Revenue
                Refunding Bonds, 1993 Series A:
        4,595    5.500%, 7/01/20 (Pre-refunded to 7/01/03) - AMBAC Insured            7/03 at 102.00         AAA          4,720,949
        4,970    5.500%, 7/01/20 - AMBAC Insured                                      7/03 at 102.00         AAA          5,102,401

        8,600   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA          9,197,270
                 Bonds, Series 2003A Refunding, 5.000%, 7/01/18 - FSA Insured

        3,600   Utah State Board of Regents, Student Loan Revenue Bonds,             11/03 at 102.00         Aaa          3,697,092
                 Series 1993B, 5.900%, 11/01/13 (Alternative Minimum Tax)

        5,525   Utah Transit Authority, Sales Tax Revenue Bonds, Series 2002A,       12/12 at 100.00         AAA          5,701,524
                 5.000%, 6/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.3%

        1,320   Vermont Educational and Health Buildings Financing Agency,           12/10 at 101.00         AAA          1,477,542
                 Hospital Revenue Bonds, Fletcher Allen Health Care Project,
                 Series 2000A, 6.000%, 12/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.4%

        2,250   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AAA          2,404,238
                 Bonds, Series 1997B, 6.050%, 5/01/17 (Alternative Minimum
                 Tax) - MBIA Insured


                                       35


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.0%

$      10,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA     $   10,524,900
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) -
                 MBIA Insured

        1,370   Sedro-Wooley School District No. 101, Clark County,                  12/12 at 100.00         Aaa          1,422,266
                 Washington, General Obligation Bonds, Series 2002,
                 5.000%, 12/01/22 - FSA Insured

        5,230   Public Utility District No. 1 of Douglas County, Washington,          9/09 at 102.00         AAA          5,958,330
                 Wells Hydroelectric Revenue Bonds, Series 1999A,
                 6.125%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured

        3,485   Public Utility District No. 2 of Grant County, Washington,            1/06 at 102.00         AAA          3,844,652
                 Priest Rapids Hydroelectric Development Revenue Bonds,
                 Second Series 1996B, 5.900%, 1/01/21 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds, 1995                12/05 at 100.00         AAA          2,808,050
                 Series B, 6.375%, 12/01/15 (Pre-refunded to 12/01/05) -
                 FGIC Insured

        6,200   State of Washington, General Obligation Bonds, Series 2003A           7/12 at 100.00         AAA          6,523,268
                 Various Purpose, 5.000%, 7/01/20 - FGIC Insured

       10,000   State of Washington, General Obligation Bonds, Series R-03-A          1/12 at 100.00         AAA         10,557,100
                 Refunding, 5.000%, 1/01/19 - MBIA Insured

        8,100   Washington Healthcare Facilities Authority, Seattle, Revenue          8/03 at 102.00         AAA          8,289,621
                 Bonds, Series 1992, Virginia Mason Obligated Group,
                 6.300%, 2/15/17 - MBIA Insured

        3,950   Washington Healthcare Facilities Authority, Revenue Bonds,           11/08 at 101.00         Aaa          4,049,185
                 Series 1998, Swedish Health Services, 5.125%, 11/15/22 -
                 AMBAC Insured

                Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993B:
           10    5.600%, 7/01/15 (Pre-refunded to 7/01/03) - MBIA Insured             7/03 at 102.00         AAA             10,276
        3,740    5.600%, 7/01/15 (Pre-refunded to 7/01/03) - MBIA Insured             7/03 at 102.00         AAA          3,843,149

       10,455   Washington Public Power Supply System, Nuclear Project No. 1          7/03 at 102.00         AAA         10,735,299
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17 -
                 MBIA Insured

       10,500   Washington Public Power Supply System, Nuclear Project No. 1          7/06 at 102.00         AAA         11,796,119
                 Refunding Revenue Bonds, Series 1996-A, 5.750%, 7/01/11 -
                 MBIA Insured

        6,295   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00         AAA          6,462,320
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 4.1%

       20,000   County Commission of Pleasants County, West Virginia,                 5/05 at 102.00         AAA         22,089,799
                 Pollution Control Revenue Bonds, Monongahela Power
                 Company Pleasants Station Project, 1995 Series C,
                 6.150%, 5/01/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.3%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call         AAA          8,284,709
                 Bonds, Series 1996, Northern States Pow Company Project,
                 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured

       12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds,                  12/10 at 100.00         Aaa         13,574,542
                 Series 2000A, 5.750%, 12/01/25 (Alternative Minimum
                 Tax) - FGIC Insured

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue        8/06 at 102.00         AAA          6,942,811
                 Bonds, Series 1996, Sinai Samaritan Medical Center, Inc.
                 Project, 5.750%, 8/15/16 - MBIA Insured

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/05 at 102.00         AAA          5,495,499
                 Bonds, Series 1995, Mercy Health System Corporation,
                 6.125%, 8/15/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     779,298   Total Long-Term Investments (cost $736,636,607) - 148.1%                                                 802,734,145
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      8,199,107
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                       (268,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  542,033,252
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       36

                            Nuveen Insured Dividend Advantage Municipal Fund (NVG)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.6%

$       5,310   Athens, Alabama, Water and Sewer Revenue Warrants,                    5/12 at 101.00         AAA        $ 5,600,563
                 Series 2002, 5.300%, 5/01/32 - MBIA Insured

       10,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA         11,489,100
                 Improvement Warrants, Series 1999-A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.3%

       15,000   State of Alaska, International Airport System Revenue Bonds,         10/12 at 100.00         AAA         15,637,800
                 Series 2002B, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        5,000   City of Phoenix Civic Improvement Corporation, Arizona,               7/12 at 100.00         AAA          5,159,350
                 Airport Revenue Bonds, Series 2002B Senior Lien,
                 5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.8%

       10,000   State of California, General Obligation Veterans Welfare             12/08 at 101.00         AA-         10,559,000
                 Bonds, Series 1997BH, 5.400%, 12/01/14
                 (Alternative Minimum Tax)

        3,200   State of California, General Obligation Various Purpose               9/10 at 100.00         AAA          3,457,248
                 Bonds, 5.250%, 9/01/17 - MBIA Insured

       10,000   State of California, General Obligation Bonds, Series 2002              No Opt. Call         AAA         10,376,100
                 Refunding, 5.000%, 2/01/23 - MBIA Insured

        3,000   State of California, General Obligation Veterans Welfare              6/07 at 101.00         AAA          3,062,520
                 Bonds, Series 2001BZ, 5.375%, 12/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        7,935   City of Los Angeles, California, Certificates of Participation,       4/12 at 100.00         AAA          8,371,187
                 Real Property Acquisition Program, Series 2002,
                 5.300%, 4/01/32 - AMBAC Insured

        7,500   Northern California Power Agency, Hydroelectric Project               7/08 at 101.00         AAA          7,770,750
                 Number One Revenue Bonds, 1998 Refunding Series A,
                 5.200%, 7/01/32 - MBIA Insured

        2,320   Sacramento Municipal Utility District, California,                    8/11 at 100.00         AAA          2,523,650
                 Electric Revenue Bonds, Series 2001P, 5.250%,
                 8/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

        2,000   New Haven, Connecticut, General Obligation Bonds,                    11/13 at 101.00         AAA          2,258,040
                 Series 2003A Refunding, 5.250%, 11/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 16.9%

       11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA         11,983,728
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        6,000   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          6,492,660
                 Series 2002A, 5.500%, 10/01/41 - MBIA Insured

        8,155   Lee County, Florida, Solid Waste System Revenue Bonds,               10/11 at 100.00         Aaa          8,989,909
                 Series 2001 Refunding, 5.625%, 10/01/13 (Alternative
                 Minimum Tax) - MBIA Insured

       15,000   Miami-Dade County School Board, Florida, Certificates of                No Opt. Call         AAA         16,653,600
                 Participation, Series 2003A, 5.000%, 8/01/08 (Mandatory
                 put 8/01/08) - MBIA Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002:
        7,165    5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          7,972,352
        5,600    5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          6,280,904
       10,000    5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA         10,330,800
        2,000    5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          2,083,640

        8,400   Village Center Community Development District, Florida,              11/13 at 101.00         AAA          8,663,424
                 Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 -
                 MBIA Insured

                                       37


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

$       1,695   Georgia Housing and Finance Agency, Single Family Mortgage           12/11 at 100.00         AAA        $ 1,769,122
                 Bonds, 2002 Series B-2, 5.500%, 6/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 18.3%

       19,185   Village of Bolingbrook, Illinois, General Obligation Bonds,           1/12 at 100.00         AAA         20,173,795
                 Series 2002A, 5.375%, 1/01/38 - FGIC Insured

        5,000   City of Chicago, Illinois, General Obligation Bonds, Project and      1/11 at 101.00         AAA          5,327,600
                 Refunding Series 2001A, 5.500%, 1/01/38 - MBIA Insured

                City of Chicago, Illinois, Chicago-O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001C:
        4,250    5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,606,235
        4,485    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,830,480
        4,730    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,064,364
        2,930    5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          3,121,974

        3,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/12 at 100.00         AAA          3,310,710
                 General Airport Third Lien Revenue Refunding Bonds,
                 Series 2002A, 5.750%, 1/01/17 (Alternative Minimum Tax) -
                 MBIA Insured

       12,765   City of Chicago, Illinois, Skyway Toll Bridge Revenue Bonds,          1/07 at 102.00         AAA         13,851,429
                 Series 1996, 5.500%, 1/01/23 - MBIA Insured

        4,000   Town of Cicero, Cook County, Illinois, General Obligation            12/12 at 101.00         AAA          4,196,040
                 Corporate Purpose Bonds, Series 2002, 5.000%, 12/01/21 -
                 MBIA Insured

       12,000   County of Cook, Illinois, General Obligation Bonds, Series 2003         No Opt. Call         AAA         13,436,160
                 Refunding, 5.000%, 11/15/10 - MBIA Insured

        5,000   State of Illinois, General Obligation Bonds, Illinois FIRST           4/12 at 100.00         AAA          5,289,750
                 Program, Series 2002, 5.250%, 4/01/23

        2,700   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00         AAA          2,812,320
                 Infrastructure Projects, Series 2001A, 5.000%, 8/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 14.9%

                Indiana Bond Bank, Special Program Bonds, 2002 Series D,
                Hendricks County Redevelopment District:
        2,500    5.375%, 4/01/23 - AMBAC Insured                                      4/12 at 100.00         AAA          2,663,875
        7,075    5.250%, 4/01/26 - AMBAC Insured                                      4/12 at 100.00         AAA          7,400,167
        7,000    5.250%, 4/01/30 - AMBAC Insured                                      4/12 at 100.00         AAA          7,290,570

       10,000   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00         AAA         10,288,800
                 Bonds, Marion General Hospital Project, Series 2002,
                 5.250%, 7/01/32 - AMBAC Insured

       25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         26,174,250
                 Revenue Refunding Bonds, Series 2002A, Waterworks Project,
                 5.250%, 7/01/33 - MBIA Insured

        6,000   IPS Multi-School Building Corporation, Indiana, First Mortgage        7/13 at 100.00         AAA          6,331,020
                 Bonds, Series 2003, 5.000%, 7/15/20 - MBIA Insured

                New Albany-Floyd County School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2002:
        2,500    5.750%, 7/15/17 - FGIC Insured                                       7/12 at 100.00         AAA          2,843,350
        3,810    5.750%, 7/15/20 - FGIC Insured                                       7/12 at 100.00         AAA          4,270,781

                Northern Wells Community School Building Corporation, Wells
                County, Indiana, First Mortgage Bonds, Series 2001:
          420    5.250%, 1/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            451,870
          430    5.250%, 7/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            462,628
        1,675    5.400%, 7/15/23 - FGIC Insured                                       7/12 at 100.00         AAA          1,792,066


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.7%

        3,085   City of New Orleans, Louisiana, General Obligation Bonds,             9/12 at 100.00         AAA          3,268,126
                 Series 2002 Refunding, 5.125%, 9/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.6%

        7,600   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          7,929,080
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/23 - FSA Insured

        8,735   City of St. Louis, Missouri, Airport Revenue Bonds,                   7/11 at 100.00         AAA          9,108,421
                 Series 2001A, Airport Development Program,
                 5.250%, 7/01/31 - MBIA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.1%

$       9,810   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA      $  10,274,209
                 Bonds, Series 2002C, 5.000%, 6/15/21 - MBIA Insured

        8,750   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00         AAA          9,107,700
                 Bonds, Series 2001A, 5.250%, 7/01/34 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.6%

       20,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA         20,557,400
                 Revenue Bonds, Series 2002A Refunding,
                 5.000%, 11/15/30 - FSA Insured

       10,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA         10,257,500
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 4.0%

                State of Oregon, General Obligation Veterans Welfare Bonds,
                2002 Series 82:
       11,375    5.375%, 12/01/31                                                    12/11 at 100.00          AA         11,801,904
        6,500    5.500%, 12/01/42                                                    12/11 at 100.00          AA          6,763,445


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        4,500   County of Allegheny, Pennsylvania, Airport Revenue Refunding            No Opt. Call         AAA          5,139,675
                 Bonds, Series 1997A, Pittsburgh International Airport,
                 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority,                 7/08 at 100.00         AAA          5,409,700
                 University of Pennsylvania Revenue Bonds, Series 1998,
                 5.500%, 7/15/38 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 8.0%

       10,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00         AAA         10,353,700
                 Revenue Bonds, 2002 Series A, Memphis Arena Project,
                 5.125%, 11/01/28 - AMBAC Insured

       11,000   Memphis and Shelby County Sports Authority, Inc.,                    11/12 at 100.00         AAA         11,386,540
                 Tennessee, Revenue Bonds, 2002 Series B, Memphis Arena
                 Project, 5.125%, 11/01/29 - AMBAC Insured

       15,195   Tennessee State School Bond Authority, Higher Educational             5/12 at 100.00         AAA         15,944,873
                 Facilities Bonds, Second Program, Series 2002A,
                 5.250%, 5/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 27.6%

        7,165   Arlington Independent School District, Tarrrant County, Texas,        2/08 at 100.00         Aaa          7,239,444
                 General Obligation Bonds, Series 1998 Refunding,
                 4.750%, 2/15/21

        3,500   Cities of Dallas and Ft. Worth, Texas, Dallas-Ft. Worth              11/11 at 100.00         AAA          3,921,190
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.750%, 11/01/13
                 (Alternative Minimum Tax) - FGIC Insured

       10,000   Gainesville Hospital District, Texas, General Obligation              8/11 at 100.00         AAA         10,496,900
                 Limited Tax Bonds, Series 2002, 5.375%, 8/15/32 -
                 MBIA Insured

        3,645   Galveston, Texas, General Obligation Bonds, Series 2001A                No Opt. Call         AAA          3,860,930
                 Refunding, 5.250%, 5/01/21 - AMBAC Insured

       13,000   Houston Area Water Corporation, City of Houston, Texas,               3/12 at 100.00         AAA         13,363,610
                 Contract Revenue Bonds, Northeast Water Purification Plant
                 Project, Series 2002, 5.125%, 3/01/32 - FGIC Insured

        2,500   Houston Higher Education Finance Corporation, Texas, Revenue         11/09 at 101.00         AAA          2,655,450
                 Bonds, Rice University Project, Series 1999A, 5.375%, 11/15/29

        9,145   State of Texas, General Obligation Bonds, Veterans Housing            6/12 at 100.00         Aa1          9,530,279
                 Assistance Program Fund II, 2002 Series A-1,
                 5.250%, 12/01/22 (Alternative Minimum Tax)

        7,420   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA          7,622,937
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

        6,000   Texas Department of Housing and Community Affairs,                    7/12 at 100.00         AAA          6,166,740
                 Residential Mortgage Revenue Bonds, Series 2002A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

                Texas Public Finance Authority, Revenue Financing System
                Bonds, Series 2002, Texas Southern University:
        3,520    5.125%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         Aaa          3,731,130
        3,520    5.125%, 11/01/21 - MBIA Insured                                      5/12 at 100.00         Aaa          3,709,622


                                       39


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       8,910   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA        $ 9,273,973
                 Single Family Mortgage Bonds, 2002 Series B, 5.550%, 9/01/33
                 (Alternative Minimum Tax) - MBIA Insured

                Texas Student Housing Authority, Austin, Student Housing Revenue
                Bonds, Texas Project, Senior Series 2001A:

        9,400    5.375%, 1/01/23 - MBIA Insured                                       1/12 at 102.00         Aaa         10,144,010
       11,665    5.500%, 1/01/33 - MBIA Insured                                       1/12 at 102.00         Aaa         12,567,171

        5,000   Texas Water Development Board, State Revolving Fund,                  1/10 at 100.00         AAA          5,445,850
                 Senior Lien Revenue Bonds, Series 1999B, 5.250%, 7/15/17

                Williamson County, Texas, General Obligation Road Bonds,
                Series 2002:
        3,500    5.200%, 2/15/21 - FSA Insured                                        2/12 at 100.00         AAA          3,708,110
        3,000    5.250%, 2/15/22 - FSA Insured                                        2/12 at 100.00         AAA          3,176,190
        7,340    5.250%, 2/15/23 - FSA Insured                                        2/12 at 100.00         AAA          7,738,268
        5,000    5.250%, 2/15/25 - FSA Insured                                        2/12 at 100.00         AAA          5,245,400


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 12.0%

        7,675   Energy Northwest, Washington, Nuclear Project No. 1                   7/12 at 100.00         AAA          8,641,973
                 Electric Revenue Bonds, Series 2002A Refunding,
                 5.500%, 7/01/15 - MBIA Insured

        6,600   Energy Northwest, Washington, Columbia Generation Station             7/12 at 100.00         AAA          7,195,914
                 Electric Revenue Refunding Bonds, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

        2,500   Port of Seattle, Washington, Revenue Bonds, Series 2002D             11/12 at 100.00         AAA          2,818,800
                 Refunding, 5.750%, 11/01/15 (Alternative Minimum Tax) -
                 FGIC Insured

                Washington State Economic Development Finance Authority,
                Wastewater Revenue Bonds, LOTT Project, Series 2002:
        2,000    5.500%, 6/01/17 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,229,000
        4,325    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         Aaa          4,526,588

       15,000   Washington Healthcare Facilities Authority, Revenue Bonds,            8/13 at 102.00         AAA         15,162,450
                 Series 1998, Harrison Memorial Hospital, 5.000%, 8/15/28 -
                 AMBAC Insured

       10,000   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa         10,156,700
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.125%, 10/01/31 - AMBAC Insured

        5,170   Whitman County School District No. 267, Pullman, Washington,          6/12 at 100.00         Aaa          5,425,760
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/20 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 5.6%

       13,005   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA         13,468,888
                 Home Ownership Revenue Bonds, 2002 Series,
                 5.250%, 9/01/22 (Alternative Minimum Tax)

       11,950   State of Wisconsin, Transportation Revenue Bonds,                     7/12 at 100.00         AAA         12,864,415
                 Series 2002-1 Refunding, 5.125%, 7/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     636,340   Total Long-Term Investments (cost $632,673,062) - 143.2%                                                 672,865,646
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 6.4%

        2,500   Chester County Industrial Development Authority,                                          VMIG-1          2,500,000
                 Pennsylvania, Revenue Bonds, Archdiocese of Philadelphia,
                 Series 2001, Variable Rate Demand Bonds, 1.350%, 7/01/31+

        8,750   State of Connecticut Health and Educational Facilities Authority,                           A-1+          8,750,000
                 Revenue Bonds, Yale University, Series 2003-X3, Variable Rate
                 Demand Obligations, 1.300%, 7/01/37+

        5,635   Health and Educational Facilities Authority of the State of                                 A-1+          5,635,000
                 Missouri, Educational Facilities Revenue Bonds, Washington
                 University, Series 2003B, Variable Rate Demand Obligations,
                 1.400%, 2/15/33+


                                       40

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (continued)

$       3,800   Nebraska Educational Finance Authority, Revenue Refunding                                 VMIG-1      $   3,800,000
                 Bonds, Creighton University Project, Series 2001, Variable
                 Rate Demand Bonds, 1.350%, 8/01/31+

        9,350   Sublette County, Wyoming, Pollution Control Revenue Bonds,                                  A-1+          9,350,000
                 Exxon Project, Series 1984, Variable Rate Demand Bonds,
                 1.300%, 11/01/14+
------------------------------------------------------------------------------------------------------------------------------------
$      30,035   Total Short-Term Investments (cost $30,035,000)                                                          30,035,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $662,708,062) - 149.6%                                                          702,900,646
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.0%                                                                         33,177
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                       (233,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 469,933,823
                ====================================================================================================================


                    At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original
                    Issue Insurance, Secondary Market Insurance or Portfolio
                    Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or specified market index.

                                 See accompanying notes to financial statements.

                                       41


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 7.3%

$       3,045   Hoover, Alabama, General Obligation Warrants, Series 2003,            3/12 at 101.00         AAA        $ 3,218,078
                 5.000%, 3/01/20 - MBIA Insured

        3,100   Huntsville Healthcare Authority, Alabama, Revenue Bonds,              5/12 at 102.00         AAA          3,294,215
                 Series 1998A, 5.400%, 6/01/22 - MBIA Insured

        2,000   Huntsville Public Building Authority, Alabama, Lease Revenue         10/12 at 101.00         AAA          2,053,060
                 Bonds, Municipal Justice and Public Safety Center,
                 Series 2002, 5.000%, 10/01/29 - MBIA Insured

        5,000   Jefferson County, Alabama, General Obligation Warrants,               4/12 at 100.00         AAA          5,183,700
                 Series 2003A Refunding, 5.000%, 4/01/23 - MBIA Insured

        6,280   Jefferson County, Alabama, Sewer Revenue Capital                      8/12 at 100.00         AAA          6,417,218
                 Improvement Warrants, Series 2002D, 5.000%, 2/01/32 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 6.0%

        5,660   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          6,212,869
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/20 - MBIA Insured

       10,000   Maricopa County Pollution Control Corporation, Arizona,              11/12 at 100.00         AAA         10,295,100
                 Revenue Bonds, Arizona Public Service Company Palo Verde
                 Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 33.1%

       13,500   State of California, General Obligation Bonds, Series 2002            4/12 at 100.00         AAA         14,020,425
                 Refunding, 5.250%, 4/01/30 - XLCA Insured

       26,300   State Public Works Board of the State of California,                 12/12 at 100.00         AAA         27,061,911
                 Lease Revenue Bonds, Department of General Services,
                 Capital East End, Series 2002A, 5.000%, 12/01/27 -
                 AMBAC Insured

        2,910   Cathedral City Public Financing Authority, California, Tax            8/12 at 102.00         AAA          3,020,231
                 Allocation Bonds, Housing Set-Aside, Series 2002D,
                 5.000%, 8/01/26 - MBIA Insured

        5,000   Cerritos Public Financing Authority, California, Tax Allocation      11/17 at 102.00         AAA          5,292,000
                 Revenue Bonds, Cerritos Redevelopment Projects, Series 2002A,
                 5.000%, 11/01/24 - AMBAC Insured

        2,500   Irvine Public Facilities and Infrastructure Authority, California,    9/03 at 103.00         AAA          2,576,200
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/23 -
                 AMBAC Insured

       20,000   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA         21,184,600
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/21 - FSA Insured

        3,755   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          3,860,027
                 California, Proposition C Sales Tax Revenue Bonds, Second
                 Senior Series 1998A Refunding, 5.000%, 7/01/23 -
                 AMBAC Insured

        2,000   Northern California Power Agency, Hydroelectric Project               7/08 at 101.00         AAA          2,046,420
                 Number One Revenue Bonds, 1998 Refunding Series A,
                 5.000%, 7/01/28 - MBIA Insured

                Plumas County, California, Certificates of Participation,
                Series 2003A, Capital Improvement
                Program:
        1,130    5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00         AAA          1,243,441
        1,255    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00         AAA          1,366,720
        4,140    6/01/28 - AMBAC Insured                                              6/13 at 101.00         AAA          4,276,951

                Redding Joint Power Financing Authority, California, Lease
                Revenue Bonds, Series 2003A Capital Projects:
          275    5.000%, 3/01/18 - AMBAC Insured                                      3/13 at 100.00         AAA            296,123
          290    5.000%, 3/01/19 - AMBAC Insured                                      3/13 at 100.00         AAA            310,088
        1,210    5.000%, 3/01/23 - AMBAC Insured                                      3/13 at 100.00         AAA          1,267,886

        3,000   San Diego Redevelopment Agency, California, Merged Area               8/10 at 101.00         AAA          3,076,230
                 Redevelopment Project Tax Allocation Bonds, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.9%

$       5,250   Sand Creek Metropolitan District, Colorado, General Obligation       12/13 at 100.00         AAA        $ 5,364,555
                 Bonds, Series 2003 Refunding, 5.000%, 12/01/31 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.0%

                East Hartford, Connecticut, General Obligation Bonds, Series 2003:
        1,690    5.250%, 5/01/14 - FGIC Insured                                         No Opt. Call         Aaa          1,939,512
          780    5.250%, 5/01/15 - FGIC Insured                                         No Opt. Call         Aaa            897,546


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.7%

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,595,730
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,042,690
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

        3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales          1/13 at 100.00         AAA          3,920,587
                 Tax Revenue Bonds, Second Indenture Series 2002,
                 5.000%, 7/01/32 - MBIA Insured

        2,435   Newnan Hospital Authority, Georgia, Revenue Anticipation              1/13 at 100.00         Aaa          2,747,240
                 Certificates, Newnan Hospital, Inc., Series 2002,
                 5.500%, 1/01/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 2.5%

        2,200   Public Building Commission of Chicago, Illinois, Building             3/13 at 100.00         AAA          2,383,524
                 Revenue Bonds, Chicago Transit Authority, Series 2003,
                 5.250%, 3/01/19 - AMBAC Insured

        1,310   Cook County School District No. 100, Berwyn South, Illinois,         12/13 at 100.00         Aaa          1,412,010
                 General Obligation Bonds, Series 2003B Refunding,
                 5.250%, 12/01/21 - FSA Insured

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/13 at 100.00          A-          3,000,930
                 Forest Hospital, Series 2003, 5.250%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.4%

                Evansville, Indiana, Sewage Works Revenue Bonds, Series
                2003A Refunding:
        3,380    5.000%, 7/01/20 - AMBAC Insured                                      7/13 at 100.00         AAA          3,574,485
        2,500    5.000%, 7/01/23 - AMBAC Insured                                      7/13 at 100.00         AAA          2,599,925

        4,875   Indiana State Office Building Commission, Facilities Revenue          7/13 at 100.00         AAA          5,381,903
                 Bonds, Indiana State Museum, Series 2003, 5.250%, 7/01/17 -
                 MBIA Insured

                The Trustees of Indiana University, Indiana University Student
                Fee Revenue Bonds, 2003 Series O:
        1,375    5.000%, 8/01/21 - FGIC Insured                                       8/13 at 100.00         AAA          1,439,501
        1,000    5.000%, 8/01/22 - FGIC Insured                                       8/13 at 100.00         AAA          1,041,050

                North Side High School Building Corporation, Fort Wayne, Allen
                County, Indiana, First Mortgage Bonds, Series 2003:
        2,010    5.250%, 7/15/17 - FSA Insured                                        7/13 at 100.00         AAA          2,212,568
        1,145    5.250%, 1/15/18 - FSA Insured                                        7/13 at 100.00         AAA          1,251,359


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.9%

        7,510   Kansas Development Finance Authority, Revenue Bonds,                  4/13 at 102.00         AAA          7,944,454
                 Kansas Board of Regents, Scientific Research and Development
                 Facilities Projects, Series 2003C, 5.000%, 10/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        5,785   City of New Orleans, Louisiana, General Obligation Bonds,            12/12 at 100.00         AAA          6,123,885
                 Series 2002 Refunding, 5.300%, 12/01/27 -  FGIC Insured


                                       43


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 7.1%

$      10,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA      $  10,268,000
                 Tax Revenue Bonds, Series 2002A Refunding, 5.000%, 7/01/27 -
                 FGIC Insured

        4,910   Commonwealth of Massachusetts, General Obligation Bonds,                No Opt. Call         AAA          5,715,977
                 Consolidated Loan, Series 2002C, 5.500%, 11/01/15 -
                 MBIA Insured

        3,515   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          3,544,948
                 System Revenue Bonds, 1997 Senior Series A,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 13.1%

        6,130   City of Detroit, Michigan, Water Supply System Senior Lien            7/13 at 100.00         AAA          6,385,192
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured

                City of Detroit, Michigan, Water Supply System Senior Lien
                Revenue Bonds, Series 2003C Refunding:
        4,580    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          4,816,511
        4,465    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          4,669,408

       10,800   Michigan Strategic Fund, Resource Recovery Limited Obligation        12/12 at 100.00         AAA         11,099,160
                 Revenue Bonds, Detroit Edison Company, Series 2002D
                 Refunding, 5.250%, 12/15/32 - XLCA Insured

        2,250   Romulus Community Schools, County of Wayne, State of                  5/11 at 100.00         AAA          2,361,578
                 Michigan, General Obligation Bonds, Series 2001 Refunding,
                 5.250%, 5/01/25

        6,500   Charter County of Wayne, Michigan, Airport Hotel Revenue             12/11 at 101.00         AAA          6,626,230
                 Bonds, Detroit Metropolitan Wayne County Airport, Limited
                 Tax General Obligation, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.9%

        5,000   City of Forsyth, Rosebud County, Montana, Pollution Control           3/13 at 101.00         AAA          5,136,600
                 Revenue Bonds, Puget Sound Energy, Series 2003A
                 Refunding, 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.6%

        4,355   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          4,463,831
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.9%

        2,315   Clark County, Nevada, Airport System Subordinate Lien Revenue         7/11 at 100.00         AAA          2,389,775
                 Bonds, Series 2001B, 5.200%, 7/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.3%

        3,075   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          3,573,704
                 Series 2003 Refunding, 5.500%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.3%

       25,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA         25,696,750
                 Revenue Bonds, Series 2002F Refunding, 5.000%, 11/15/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.0%

       10,000   North Carolina Municipal Power Agency Number 1, Catawba               1/13 at 100.00         AAA         10,905,700
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/18 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.5%

        9,350   Oregon Health Sciences University, Revenue Bonds,                     1/13 at 100.00         AAA          9,612,922
                 Series 2002A, 5.000%, 7/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.5%

        5,000   Lehigh County Industrial Development Authority, Pennsylvania,           No Opt. Call         AAA          5,080,550
                 Pollution Control Revenue Bonds, PPL Electric Utilities
                 Corporation Project, Series 2003 Refunding, 3.125%, 11/01/08 -
                 AMBAC Insured

        2,000   City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds,          8/13 at 100.00         AAA          2,044,140
                 1998 Resolution, Fourth Series, 5.000%, 8/01/32 - FSA Insured

        5,000   City of Philadelphia, Pennsylvania, Water and Wastewater              8/07 at 102.00         AAA          5,145,000
                 Revenue Bonds, Series 1997A, 5.125%, 8/01/27 -
                 AMBAC Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.4%

$       1,365   Myrtle Beach, South Carolina, Water and Sewer System                  3/13 at 100.00         AAA        $ 1,505,213
                 Revenue Bonds, Series 2003 Refunding, 5.375%, 3/01/19 -
                 FGIC Insured

        3,460   City of Rock Hill, South Carolina, Combined Utility System            1/13 at 100.00         AAA          3,543,732
                 Revenue Bonds, Series 2003 Refunding, 5.000%, 1/01/30 -
                 FSA Insured

       15,000   South Carolina Transportation Infrastructure Bank, Revenue           10/12 at 100.00         Aaa         15,367,500
                 Bonds, Series 2002A, 5.000%, 10/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 12.4%

        8,300   City of Austin, Texas, Electric Utility System Revenue Bonds,         5/13 at 100.00         AAA          8,976,035
                 Series 2003 Refunding, 5.250%, 11/15/19 - MBIA Insured

        7,975   Fort Bend Independent School District, Fort Bend County,              8/10 at 100.00         AAA          8,138,009
                 Texas, General Obligation Bonds, Series 2000, 5.000%, 8/15/25

        5,515   Houston, Texas, General Obligation Bonds, Series 2002                 3/12 at 100.00         AAA          5,898,568
                 Refunding, 5.250%, 3/01/20 - MBIA Insured

        5,850   Katy Independent School District, Counties of Harris, Fort Bend       2/12 at 100.00         AAA          6,255,522
                 and Waller, Texas, General Obligation Bonds, Series 2002A,
                 5.125%, 2/15/18

        4,345   City of San Antonio, Texas, Water System Refunding Bonds,             5/12 at 100.00         AAA          4,851,062
                 Senior Lien Refunding Series 2002, 5.500%, 5/15/17 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.6%

        1,500   Hampton, Virginia, Convention Center Revenue Bonds,                   1/13 at 100.00         AAA          1,564,110
                 Series 2002, 5.125%, 1/15/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.4%

        4,945   Broadway Office Properties, King County, Washington, Lease           12/12 at 100.00         AAA          5,025,752
                 Revenue Bonds, Washington Project, Series 2002,
                 5.000%, 12/01/31 - MBIA Insured

        5,250   Public Utility District No. 1 of Chelan County, Washington,           7/12 at 100.00         AAA          5,389,493
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2002C, 5.125%, 7/01/33 - AMBAC Insured

        5,400   Clark County School District No. 114, Evergreen, Washington,          6/13 at 100.00         Aaa          5,906,250
                 General Obligation Bonds, Series 2003, 5.250%, 6/01/18 -
                 FSA Insured

        2,135   Kitsap County Consolidated Housing Authority, Washington,             7/13 at 100.00         Aaa          2,199,242
                 Revenue Bonds, Bremerton Government Center Project,
                 Series 2003, 5.000%, 7/01/23 - MBIA Insured

        9,670   State of Washington, General Obligation Bonds,                        6/13 at 100.00         AAA         10,166,264
                 Series 2003D, 5.000%, 12/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.2%

        3,000   West Virginia State Building Commission, Lease Revenue                  No Opt. Call         AAA          3,361,109
                 Bonds, Series 1998A Refunding, Regional Jail Project,
                 5.375%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.0%

        4,750   Wisconsin Health and Educational Facilities Authority,                8/08 at 102.00         AAA          4,895,254
                 Revenue Bonds, Wausau Hospital, Inc., Series 1998A
                 Refunding, 5.125%, 8/15/20 - AMBAC Insured

        3,000   Wisconsin Health and Educational Facilities Authority,                  No Opt. Call         AAA          3,472,019
                 Revenue Bonds, Meriter Hospital, Inc., Series 1992A,
                 6.000%, 12/01/22 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     392,650   Total Long-Term Investments (cost $399,516,205) - 149.6%                                                411,498,057
=============-----------------------------------------------------------------------------------------------------------------------


                                       45


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2003 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2%

$       2,000   California Statewide Communities Development Authority,                                      A-1        $ 2,000,000
                 Revenue Bonds, Fremont-Rideout Health Group, Series 2001A,
                 Variable Rate Demand Bonds, 1.350%, 1/01/31 -
                 AMBAC Insured+

        1,500   Guilford County, North Carolina, General Obligation Bonds,                                  A-1+          1,500,000
                 Series 2002C, Variable Rate Demand Obligations,
                 1.350%, 10/01/21+
------------------------------------------------------------------------------------------------------------------------------------
$       3,500   Total Short-Term Investments (cost $3,500,000)                                                            3,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $403,016,205) - 150.8%                                                          414,998,057
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      4,112,491
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $275,110,548
                ====================================================================================================================


                    At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original
                    Issue Insurance, Secondary Market Insurance or Portfolio
                    Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       46


                            Statement of
                                    ASSETS AND LIABILITIES April 30, 2003 (Unaudited)

                                                                                                            INSURED          INSURED
                                     INSURED           INSURED           PREMIER          INSURED          DIVIDEND         TAX-FREE
                                     QUALITY       OPPORTUNITY    INSURED INCOME PREMIUM INCOME 2         ADVANTAGE        ADVANTAGE
                                       (NQI)             (NIO)             (NIF)            (NPX)             (NVG)            (NEA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $844,158,002, $1,803,845,543,
   $427,551,005, $736,636,607,
   $662,708,062 and $403,016,205,
   respectively)                $917,359,398    $1,964,648,924      $465,677,891     $802,734,145      $702,900,646     $414,998,057
Cash                                      --           510,396                --               --                --               --
Receivables:
   Interest                       12,811,590        29,575,861         8,518,372       14,199,696         9,344,483        6,035,062
   Investments sold                  749,343         1,840,000            95,000        2,180,607                --               --
Other assets                          19,505            78,989             7,106           15,107             3,487           13,938
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               930,939,836     1,996,654,170       474,298,369      819,129,555       712,248,616      421,047,057
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                       821,585                --         2,253,501        7,364,263         7,831,325        1,527,554
Payable for investments purchased         --         6,508,005                --               --         1,158,801               --
Accrued expenses:
   Management fees                   473,323           991,612           244,024          414,422           187,801          107,850
   Organization and offering cost         --                --                --               --             4,213           51,000
   Other                             263,457           541,248           121,496          383,527           109,752          229,698
Preferred share dividends payable     38,630            99,459            25,328           34,091            22,901           20,407
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities           1,596,995         8,140,324         2,644,349        8,196,303         9,314,793        1,936,509
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value             318,000,000       680,000,000       161,000,000      268,900,000       233,000,000      144,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $611,342,841    $1,308,513,846      $310,654,020     $542,033,252      $469,933,823     $275,110,548
====================================================================================================================================
Common shares outstanding         37,946,735        81,060,946        19,342,905       37,266,640        29,807,822       18,507,252
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by Common
   shares outstanding)          $      16.11    $        16.14      $      16.06     $      14.54      $      15.77     $      14.87
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                    $    379,467    $      810,609      $    193,429     $    372,666      $    298,078     $    185,073
Paid-in surplus                  528,871,415     1,127,616,209       268,210,663      490,562,181       423,485,437      261,255,460
Undistributed net
   investment income               7,685,087        16,329,259         3,135,225        5,392,299         1,859,933          141,730
Accumulated net realized gain
   (loss) from investments         1,205,476         2,954,388           987,817      (20,391,432)        4,097,791        1,546,433
Net unrealized appreciation
   of investments                 73,201,396       160,803,381        38,126,886       66,097,538        40,192,584       11,981,852
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                $611,342,841    $1,308,513,846      $310,654,020     $542,033,252      $469,933,823     $275,110,548
====================================================================================================================================
Authorized shares:
   Common                        200,000,000       200,000,000       200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                       1,000,000         1,000,000         1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       47


                            Statement of
                                    OPERATIONS Six Months Ended April 30, 2003 (Unaudited)
                                                                                                            INSURED         INSURED
                                     INSURED           INSURED           PREMIER          INSURED          DIVIDEND        TAX-FREE
                                     QUALITY       OPPORTUNITY    INSURED INCOME PREMIUM INCOME 2         ADVANTAGE       ADVANTAGE
                                       (NQI)             (NIO)             (NIF)            (NPX)             (NVG)          (NEA)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $24,607,225       $50,948,083       $12,147,071      $21,028,685       $17,231,993     $ 6,955,237
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                    2,846,166         5,959,873         1,462,698        2,487,717         2,157,743         985,668
Preferred shares - auction fees      394,233           843,014           199,596          333,362           288,856         102,575
Preferred shares - dividend
   disbursing agent fees              24,795            34,712            14,877           24,795            14,877           5,699
Shareholders' servicing agent fees
   and expenses                       65,006           107,159            25,308           40,269             5,280           8,231
Custodian's fees and expenses        101,518           221,746            61,078           90,142            84,870          38,867
Directors'/Trustees' fees
   and expenses                        5,959            10,413             2,728            5,463             5,067           1,977
Professional fees                     15,249            30,162            10,005           12,722            15,363           8,820
Shareholders' reports - printing
   and mailing expenses               36,285            79,327            16,451           20,682            33,813          22,930
Stock exchange listing fees            7,986            15,610             7,717            7,927               796             476
Investor relations expense            60,156           126,378            30,318           52,604            50,975          13,336
Portfolio insurance expense           20,532            23,375                --           10,102                --              --
Other expenses                        25,185            47,434            15,041           20,993             9,671           1,463
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
     fee credit and
     expense reimbursement         3,603,070         7,499,203         1,845,817        3,106,778         2,667,311       1,190,042
  Custodian fee credit               (23,673)          (67,176)          (26,288)         (43,579)          (11,717)        (23,826)
  Expense reimbursement                   --                --                --               --        (1,030,288)       (494,363)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                       3,579,397         7,432,027         1,819,529        3,063,199         1,625,306         671,853
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             21,027,828        43,516,056        10,327,542       17,965,486        15,606,687       6,283,384
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
   FROM INVESTMENTS
Net realized gain from investments 1,204,105         3,480,435         1,010,924        1,317,429         4,100,169       1,546,433
Change in net unrealized
    appreciation
    (depreciation) of
    investments                   11,800,424        31,531,585         8,630,482       11,986,743        11,236,177      11,981,852
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments         13,004,529        35,012,020         9,641,406       13,304,172        15,336,346      13,528,285
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income        (1,376,916)       (2,890,403)         (773,668)      (1,348,458)       (1,058,866)       (404,455)
From accumulated net realized
   gains from investments           (433,291)         (990,259)          (66,219)              --          (389,279)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders      (1,810,207)       (3,880,662)         (839,887)      (1,348,458)       (1,448,145)       (404,455)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations        $32,222,150       $74,647,414       $19,129,061      $29,921,200       $29,494,888     $19,407,214
====================================================================================================================================

*For the period November 22, 2002 (commencement of operations) through April 30, 2003.

                                 See accompanying notes to financial statements.

                                       48


                            Statement of
                                    CHANGES IN NET ASSETS (Unaudited)
                                                                  INSURED QUALITY (NQI)                 INSURED OPPORTUNITY (NIO)
                                                          ---------------------------------        ---------------------------------
                                                            SIX MONTHS                 YEAR          SIX MONTHS                YEAR
                                                                 ENDED                ENDED               ENDED               ENDED
                                                               4/30/03             10/31/02             4/30/03            10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 21,027,828         $ 42,568,954        $ 43,516,056      $   93,065,833
Net realized gain from investments                           1,204,105            4,974,138           3,480,435          11,512,148
Change in net unrealized appreciation (depreciation)
   of investments                                           11,800,424           (3,800,192)         31,531,585         (10,056,251)
Distributions to Preferred Shareholders:
   From net investment income                               (1,376,916)          (4,177,031)         (2,890,403)         (8,962,116)
   From accumulated net realized gains from investments       (433,291)            (252,858)           (990,259)           (425,567)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                         32,222,150           39,313,011          74,647,414          85,134,047
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (18,709,752)         (34,809,135)        (39,444,779)        (74,985,371)
From accumulated net realized gains from investments        (4,511,581)            (824,876)        (10,041,988)         (1,454,843)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders               (23,221,333)         (35,634,011)        (49,486,767)        (76,440,214)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --                  --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      846,926              817,396                  --                  --
Preferred shares offering costs                                     --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             846,926              817,396                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares       9,847,743            4,496,396          25,160,647           8,693,833
Net assets applicable to Common shares at the
   beginning of period                                     601,495,098          596,998,702       1,283,353,199       1,274,659,366
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                                   $611,342,841         $601,495,098      $1,308,513,846      $1,283,353,199
====================================================================================================================================
Undistributed net investment income at the end of period  $  7,685,087         $  6,743,927      $   16,329,259      $   15,148,385
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       49


                            Statement of
                                 CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                   PREMIER INSURED                         INSURED PREMIUM
                                                                     INCOME (NIF)                           INCOME 2 (NPX)
                                                          ---------------------------------        ---------------------------------
                                                            SIX MONTHS                 YEAR          SIX MONTHS                YEAR
                                                                 ENDED                ENDED               ENDED               ENDED
                                                               4/30/03             10/31/02             4/30/03            10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 10,327,542         $ 21,949,356        $ 17,965,486        $ 36,821,783
Net realized gain from investments                           1,010,924            1,473,037           1,317,429           5,701,469
Change in net unrealized appreciation (depreciation)
   of investments                                            8,630,482           (2,260,720)         11,986,743             159,715
Distributions to Preferred Shareholders:
   From net investment income                                 (773,668)          (2,181,015)         (1,348,458)         (3,630,320)
   From accumulated net realized gains from investments        (66,219)                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                         19,129,061           18,980,658          29,921,200          39,052,647
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (9,392,421)         (18,123,654)        (15,871,103)        (30,549,239)
From accumulated net realized gains from investments          (674,644)                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders               (10,067,065)         (18,123,654)        (15,871,103)        (30,549,239)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --                  --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      470,703              610,174             183,500                  --
Preferred shares offering costs                                     --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             470,703              610,174             183,500                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares       9,532,699            1,467,178          14,233,597           8,503,408
Net assets applicable to Common shares at the
    beginning of period                                    301,121,321          299,654,143         527,799,655         519,296,247
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
    end of period                                         $310,654,020         $301,121,321        $542,033,252        $527,799,655
====================================================================================================================================
Undistributed net investment income at the
   end of period                                          $  3,135,225         $  2,973,772        $  5,392,299        $  4,646,374
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       50

                                                                                           INSURED DIVIDEND        INSURED TAX-FREE
                                                                                           ADVANTAGE (NVG)           ADVANTAGE (NEA)
                                                                                        ------------------------   -----------------
                                                                                                         FOR THE            FOR THE
                                                                                                          PERIOD             PERIOD
                                                                                                         3/25/02           11/22/02
                                                                                                   (COMMENCEMENT      (COMMENCEMENT
                                                                                       SIX MONTHS  OF OPERATIONS)     OF OPERATIONS)
                                                                                            ENDED        THROUGH            THROUGH
                                                                                          4/30/03       10/31/02            4/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                $ 15,606,687   $ 16,506,478        $ 6,283,384
Net realized gain from investments                                                      4,100,169      3,519,698          1,546,433
Change in net unrealized appreciation (depreciation) of investments                    11,236,177     28,956,407         11,981,852
Distributions to Preferred Shareholders:
   From net investment income                                                          (1,058,866)    (1,473,247)          (404,455)
   From accumulated net realized gains from investments                                  (389,279)            --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                                    29,494,888     47,509,336         19,407,214
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                            (13,860,639)   (13,860,480)        (5,737,199)
From accumulated net realized gains from investments                                   (3,132,797)            --                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                                          (16,993,436)   (13,860,480)        (5,737,199)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                            --    426,270,921        264,457,500
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                                                      --         12,436              3,758
 Preferred shares offering costs                                                               --     (2,600,117)        (3,121,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                                             --    423,683,240        261,340,258
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                 12,501,452    457,332,096        275,010,273
Net assets applicable to Common shares at the beginning of period                     457,432,371        100,275            100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                          $469,933,823   $457,432,371       $275,110,548
====================================================================================================================================
Undistributed net investment income at the end of period                              $ 1,859,933   $  1,172,751       $    141,730
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       51


                            Notes to
                                    FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Insured Quality
(NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Prior to the commencement of operations of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA), the Funds had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and its reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2003, Insured Opportunity (NIO) had outstanding when-issued purchase commitments of $6,508,005. At April 30, 2003, there were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       2,600        4,000            --        2,080        3,160           --
   Series T                       2,600        4,000            --        2,200        3,080        2,880
   Series W                       2,600        4,000           840        2,080           --        2,880
   Series W2                         --        3,200            --           --           --           --
   Series TH                      2,320        4,000         2,800        2,200        3,080           --
   Series TH2                        --        4,000            --           --           --           --
   Series F                       2,600        4,000         2,800        2,196           --           --
---------------------------------------------------------------------------------------------------------
Total                            12,720       27,200         6,440       10,756        9,320        5,760
=========================================================================================================

Effective January 17, 2003, Insured Tax-Free Advantage (NEA) issued 2,880 Series T and 2,880 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended April 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA). Insured Dividend Advantage's (NVG) and Insured Tax-Free Advantage's (NEA) share of Common share offering costs ($614,079 and $555,000, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) in connection with their offering of Preferred shares ($2,600,117 and $3,121,000, respectively) were recorded as a reduction to paid-in surplus.

                            Notes to
                                    FINANCIAL STATEMENTS (Unaudited) (continued)


Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                      INSURED                  INSURED                PREMIER INSURED
                                    QUALITY (NQI)          OPPORTUNITY (NIO)            INCOME (NIF)
                             -----------------------   ------------------------   -----------------------
                             SIX MONTHS         YEAR   SIX MONTHS          YEAR   SIX MONTHS         YEAR
                                  ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                4/30/03     10/31/02      4/30/03      10/31/02      4/30/03     10/31/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions            52,021       51,548           --            --       29,543       39,202
---------------------------------------------------------------------------------------------------------
                                 52,021       51,548           --            --       29,543       39,202
=========================================================================================================
Preferred shares sold                --           --           --            --           --           --
=========================================================================================================
                                      INSURED                    INSURED                   INSURED
                              PREMIUM INCOME 2 (NPX)    DIVIDEND ADVANTAGE (NVG)   TAX-FREE ADVANTAGE (NEA)
                             -----------------------  ---------------------------  ------------------------
                                                                          FOR THE                   FOR THE
                                                                           PERIOD                    PERIOD
                                                                          3/25/02                  11/22/02
                                                                    (COMMENCEMENT             (COMMENCEMENT
                             SIX MONTHS         YEAR   SIX MONTHS  OF OPERATIONS)            OF OPERATIONS)
                                  ENDED        ENDED        ENDED         THROUGH                   THROUGH
                                4/30/03     10/31/02      4/30/03        10/31/02                   4/30/03
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --      29,800,000                18,500,000
   Shares issued to shareholders
     due to reinvestment
     of distributions            12,681           --           --             822                       252
-----------------------------------------------------------------------------------------------------------
                                 12,681           --           --      29,800,822                18,500,252
===========================================================================================================
Preferred shares sold                --           --           --           9,320                     5,760
===========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2003, were as follows:

                                                         PREMIER      INSURED       INSURED       INSURED
                              INSURED       INSURED      INSURED      PREMIUM      DIVIDEND      TAX-FREE
                              QUALITY   OPPORTUNITY       INCOME     INCOME 2     ADVANTAGE     ADVANTAGE
                                (NQI)         (NIO)        (NIF)        (NPX)         (NVG)        (NEA)*
---------------------------------------------------------------------------------------------------------
Purchases                 $24,370,136  $228,952,201  $59,893,468  $64,023,629  $ 79,258,845  $480,780,606
Sales and maturities       62,006,175   253,887,588   56,323,168   44,557,755   100,778,928    82,693,923
=========================================================================================================

*    For the period November 22, 2002 (commencement of operations) through April
     30, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2003, the cost of investments were as follows:

                                                            PREMIER       INSURED       INSURED       INSURED
                              INSURED         INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                              QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                (NQI)           (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------
Cost of Investments      $843,520,559  $1,803,596,845  $427,544,818  $736,553,044  $662,669,263  $403,013,440
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation on investments at April 30, 2003, were as follows:

                                                            PREMIER       INSURED       INSURED       INSURED
                              INSURED         INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                              QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                (NQI)           (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $73,838,839  $161,667,421   $38,154,373   $66,284,968   $40,415,262   $11,984,617
   Depreciation                      --      (615,342)      (21,300)    (103,867)      (183,879)           --
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   on investments           $73,838,839  $161,052,079   $38,133,073   $66,181,101   $40,231,383   $11,984,617
=============================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2002, the Funds' last fiscal year end, were as follows:

                                                                        PREMIER      INSURED      INSURED
                                             INSURED       INSURED      INSURED      PREMIUM     DIVIDEND
                                             QUALITY   OPPORTUNITY       INCOME     INCOME 2    ADVANTAGE
                                               (NQI)         (NIO)        (NIF)        (NPX)        (NVG)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $9,238,467   $20,499,679   $4,517,140   $7,145,720   $3,495,989
Undistributed net ordinary income *          538,152       410,238       22,665       51,966    3,519,698
Undistributed net long-term
   capital gains                           4,408,091    11,027,375      739,056           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the period ended October 31, 2002, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                        PREMIER      INSURED      INSURED
                                             INSURED       INSURED      INSURED      PREMIUM     DIVIDEND
                                             QUALITY   OPPORTUNITY       INCOME     INCOME 2    ADVANTAGE
                                                (NQI)        (NIO)        (NIF)        (NPX)        (NVG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt        $38,550,143   $83,471,540  $20,196,415   $34,005,278 $12,987,249
   income
Distributions from net ordinary              123,801         5,439           --           --           --
   income *
Distributions from net long-term
   capital gains                           1,077,734     1,880,410           --           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2002, the Funds' last fiscal year end, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                                                         PREMIUM
                                                                        INCOME 2
                                                                           (NPX)
--------------------------------------------------------------------------------
Expiration year:
   2003                                                              $ 4,278,245
   2004                                                                2,080,786
   2005                                                                       --
   2006                                                                       --
   2007                                                                       --
   2008                                                               15,327,981
--------------------------------------------------------------------------------
Total                                                                $21,687,012
================================================================================

                            Notes to
                                    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Insured Dividend Advantage's (NVG) and Insured Tax-Free Advantage's (NEA) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                          2008                  .25%
2003                    .30                           2009                  .20
2004                    .30                           2010                  .15
2005                    .30                           2011                  .10
2006                    .30                           2012                  .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                          2007                  .32%
2003                    .32                           2008                  .24
2004                    .32                           2009                  .16
2005                    .32                           2010                  .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. INVESTMENT COMPOSITION

At April 30, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Education and Civic Organizations     3%           3%            2%           4%          12%          1%
Healthcare                           16           11            15           12            5           8
Housing/Multifamily                   7            3             4            8           --          --
Housing/Single Family                 3            8             3            2            5          --
Tax Obligation/General               10            5            16           11           25          25
Tax Obligation/Limited                9           12            13           12           13          31
Transportation                       22           21            20           15           22           8
U.S. Guaranteed                      11           13            16           11            2          --
Utilities                            14           14             9           22            5          17
Water and Sewer                       4           10            --            3           10          10
Other                                 1           --             2           --            1          --
---------------------------------------------------------------------------------------------------------
                                    100%         100%          100%         100%         100%        100%
=========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (100% for Insured Quality (NQI), 100% for Insured Opportunity (NIO), 100% for Premier Insured Income (NIF), 100% for Insured Premium Income 2 (NPX), 83% for Insured Dividend Advantage (NVG) and 94% for Insured Tax-Free Advantage (NEA)).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 2, 2003, to shareholders of record on May 15, 2003, as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0845       $.0810        $.0815       $.0720       $.0775       $.0775
=========================================================================================================

                                    Financial
                                           HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:



                                                        Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                        Beginning                      Net     Investment         Capital           Investment     Capital
                           Common                Realized/      Income to        Gains to            Income to    Gains to
                            Share         Net   Unrealized      Preferred       Preferred               Common      Common
                        Net Asset  Investment   Investment         Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders    Total
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                    $15.87       $ .55       $  .35          $(.04)          $(.01)  $  .85       $(.49)      $(.12)  $ (.61)
2002                        15.78        1.12          .03           (.11)           (.01)    1.03        (.92)       (.02)    (.94)
2001                        14.51        1.18         1.20           (.26)             --     2.12        (.85)         --     (.85)
2000                        13.95        1.20          .60           (.34)             --     1.46        (.90)         --     (.90)
1999                        16.02        1.17        (1.91)          (.22)           (.04)   (1.00)       (.92)       (.13)   (1.05)
1998                        15.68        1.18          .36           (.25)             --     1.29        (.94)       (.01)    (.95)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                     15.83         .54          .43           (.04)           (.01)     .92        (.49)       (.12)    (.61)
2002                        15.72        1.15          .03           (.11)           (.01)    1.06        (.93)       (.02)    (.95)
2001                        14.64        1.17         1.04           (.26)             --     1.95        (.87)         --     (.87)
2000                        14.25        1.21          .39           (.33)             --     1.27        (.88)         --     (.88)
1999                        16.04        1.18        (1.73)          (.24)           (.01)    (.80)       (.94)       (.04)    (.98)
1998                        15.78        1.21          .28           (.26)             --     1.23        (.97)         --     (.97)

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                     15.59         .53          .50           (.04)             --      .99        (.49)       (.03)    (.52)
2002                        15.55        1.14         (.05)          (.11)             --      .98        (.94)         --     (.94)
2001                        14.66        1.18          .85           (.26)             --     1.77        (.88)         --     (.88)
2000                        14.25        1.20          .43           (.33)             --     1.30        (.89)         --     (.89)
1999                        16.18        1.16        (1.89)          (.23)           (.01)    (.97)       (.90)       (.04)    (.94)
1998                        15.84        1.16          .38           (.25)           (.01)    1.28        (.92)       (.02)    (.94)

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                     14.17         .48          .36           (.04)             --      .80        (.43)         --     (.43)
2002                        13.94         .99          .16           (.10)             --     1.05        (.82)         --     (.82)
2001                        13.05        1.01          .86           (.23)             --     1.64        (.75)         --     (.75)
2000                        12.40         .99          .66           (.29)             --     1.36        (.71)         --     (.71)
1999                        14.10         .97        (1.71)          (.23)             --     (.97)       (.73)         --     (.73)
1998                        13.60         .95          .53           (.25)             --     1.23        (.73)         --     (.73)

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                     15.35         .52          .52           (.04)           (.01)     .99        (.47)       (.11)    (.58)
2002(a)                     14.33         .55         1.10           (.05)             --     1.60        (.47)         --     (.47)

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                     14.33         .34          .73           (.02)             --     1.05        (.31)         --     (.31)
====================================================================================================================================

                                                                     Total Returns
                                                                 -------------------
                             Offering                                          Based
                            Costs and       Ending                                on
                            Preferred       Common                Based       Common
                                Share        Share     Ending        on    Share Net
                         Underwriting    Net Asset     Market    Market        Asset
                            Discounts        Value      Value     Value**      Value**
======================================================================================
INSURED QUALITY (NQI)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                          $ --       $16.11   $16.7100     11.61%        5.48%
2002                               --        15.87    15.5500     10.82         6.83
2001                               --        15.78    14.9200     15.53        14.94
2000                               --        14.51    13.6875     10.94        10.86
1999                             (.02)       13.95    13.1875     (9.65)       (6.77)
1998                               --        16.02    15.6250      6.13         8.43

INSURED OPPORTUNITY (NIO)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                            --        16.14    16.1200     10.15         5.93
2002                               --        15.83    15.2100      9.80         7.01
2001                               --        15.72    14.7400     19.84        13.61
2000                               --        14.64    13.0625      5.06         9.25
1999                             (.01)       14.25    13.3125    (14.71)       (5.33)
1998                               --        16.04    16.6250     12.03         7.99

PREMIER INSURED
INCOME (NIF)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                            --        16.06    16.2400      9.48         6.46
2002                               --        15.59    15.3300      6.84         6.57
2001                               --        15.55    15.2500     19.97        12.40
2000                               --        14.66    13.5000      9.92         9.41
1999                             (.02)       14.25    13.1250    (17.33)       (6.42)
1998                               --        16.18    16.8750     14.06         8.35

INSURED PREMIUM
INCOME 2 (NPX)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                            --        14.54    14.5900      9.11         5.70
2002                               --        14.17    13.7700      6.32         7.83
2001                               --        13.94    13.7500     29.46        12.85
2000                               --        13.05    11.2500      4.35        11.35
1999                               --        12.40    11.5000    (11.16)       (7.21)
1998                               --        14.10    13.6875     16.35         9.28

INSURED DIVIDEND
ADVANTAGE (NVG)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                           .01        15.77    15.0800      4.72         6.64
2002(a)                          (.11)       15.35    14.9600      2.84        10.44

INSURED TAX-FREE
ADVANTAGE (NEA)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                          (.20)       14.87    15.0500      2.43         5.98
======================================================================================

                                                             Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                              Before Credit/Reimbursement       After Credit/Reimbursement***
                                              -----------------------------    ------------------------------
                                                             Ratio of Net                      Ratio of Net
                                                Ratio of       Investment        Ratio of        Investment
                                  Ending        Expenses        Income to        Expenses         Income to
                                     Net      to Average          Average      to Average           Average
                                  Assets      Net Assets       Net Assets      Net Assets        Net Assets
                              Applicable      Applicable       Applicable      Applicable        Applicable      Portfolio
                               to Common       to Common        to Common       to Common         to Common       Turnover
                             Shares (000)         Shares++         Shares++        Shares++          Shares++         Rate
===========================================================================================================================
INSURED QUALITY (NQI)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                       $  611,343            1.21%*          7.04%*           1.20%*            7.05%*            3%
2002                             601,495            1.23            7.22             1.21              7.24             44
2001                             596,999            1.24            7.72             1.23              7.74             34
2000                             549,120            1.24            8.48             1.23              8.49             24
1999                             527,789            1.19            7.67             1.18              7.67             27
1998                             603,179            1.13            7.49             1.13              7.49             16

INSURED OPPORTUNITY (NIO)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                        1,308,514            1.18*           6.82*            1.17*             6.83*            12
2002                           1,283,353            1.20            7.42             1.19              7.42             37
2001                           1,274,659            1.21            7.69             1.20              7.70             39
2000                           1,186,701            1.20            8.47             1.20              8.48             16
1999                           1,155,516            1.16            7.67             1.16              7.67             26
1998                           1,292,589            1.13            7.60             1.13              7.60             12

PREMIER INSURED
INCOME (NIF)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                          310,654            1.23*           6.84*            1.21*             6.86*            12
2002                             301,121            1.25            7.40             1.23              7.42             43
2001                             299,654            1.26            7.79             1.24              7.81             34
2000                             282,544            1.26            8.37             1.24              8.39             21
1999                             274,668            1.19            7.49             1.18              7.50             32
1998                             310,466            1.16            7.29             1.16              7.29             10

INSURED PREMIUM
INCOME 2 (NPX)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                          542,033            1.18*           6.79*            1.16*             6.80*             6
2002                             527,800            1.20            7.13             1.19              7.14             26
2001                             519,296            1.22            7.39             1.20              7.41             27
2000                             486,009            1.22            7.87             1.20              7.88             55
1999                             461,955            1.21            7.11             1.21              7.11             35
1998                             524,962            1.20            6.89             1.20              6.89             31

INSURED DIVIDEND
ADVANTAGE (NVG)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(c)                          469,934            1.17*           6.39*             .71*             6.85*            12
2002(a)                          457,432            1.10*           5.71*             .61*             6.20*            22

INSURED TAX-FREE
ADVANTAGE (NEA)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                          275,111            1.03*           4.98*             .58*             5.43*            23
===========================================================================================================================

                             Preferred Shares at End of Period
                         ----------------------------------------
                           Aggregate     Liquidation
                              Amount      and Market        Asset
                         Outstanding           Value     Coverage
                                (000)      Per Share    Per Share
=================================================================
INSURED QUALITY (NQI)
-----------------------------------------------------------------
Year Ended 10/31:
2003(c)                     $318,000         $25,000      $73,062
2002                         318,000          25,000       72,287
2001                         318,000          25,000       71,934
2000                         318,000          25,000       68,170
1999                         318,000          25,000       66,493
1998                         260,000          25,000       82,998

INSURED OPPORTUNITY (NIO)
-----------------------------------------------------------------
Year Ended 10/31:
2003(c)                      680,000          25,000       73,107
2002                         680,000          25,000       72,182
2001                         680,000          25,000       71,862
2000                         680,000          25,000       68,629
1999                         680,000          25,000       67,482
1998                         600,000          25,000       78,858

PREMIER INSURED
INCOME (NIF)
-----------------------------------------------------------------
Year Ended 10/31:
2003(c)                      161,000          25,000       73,238
2002                         161,000          25,000       71,758
2001                         161,000          25,000       71,530
2000                         161,000          25,000       68,873
1999                         161,000          25,000       67,650
1998                         140,000          25,000       80,440

INSURED PREMIUM
INCOME 2 (NPX)
-----------------------------------------------------------------
Year Ended 10/31:
2003(c)                      268,900          25,000       75,394
2002                         268,900          25,000       74,070
2001                         268,900          25,000       73,280
2000                         268,900          25,000       70,185
1999                         268,900          25,000       67,949
1998                         268,900          25,000       73,806

INSURED DIVIDEND
ADVANTAGE (NVG)
-----------------------------------------------------------------
Year Ended 10/31:
2003(c)                      233,000          25,000       75,422
2002(a)                      233,000          25,000       74,081

INSURED TAX-FREE
ADVANTAGE (NEA)
-----------------------------------------------------------------
Year Ended 10/31:
2003(b)                      144,000          25,000       72,762
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through October 31, 2002.
(b) For the period November 22, 2002 (commencement of operations) through April 30, 2003.
(c)  For the six months ended April 30, 2003.


                                 See accompanying notes to financial statements.

                                  58-59 SPREAD

                        Build Your Wealth
                               AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                        Fund
                          INFORMATION

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.


GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                        Serving Investors
                                  FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-D-0403D

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premier Insured Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date July 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date July 8, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date July 8, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.